UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

Muzinich Dynamic Income Fund
Institutional Class | MZCIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,916,678
Number of Holdings	372
Portfolio Turnover	57%
SEC Yield (Subsidized)	4.37%
SEC Yield (Unsubsidized)	4.10%
Net Advisory Fee	$279,877
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	4.6%
Oracle Corp.	1.0%
Space Exploration Technologies Corp.	0.8%
Quikrete Holdings, Inc.	0.8%
Galaxy Pipeline Assets Bidco Ltd.	0.8%
SoftBank Group Corp.	0.8%
Erste Group Bank AG	0.8%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC	0.8%
AngloGold Ashanti Holdings PLC	0.7%
PennyMac Financial Services, Inc.	0.7%
Security Type Breakdown (% of Net Assets)*

Corporate Bonds (91.3%)
Bank Loans (4.7%)
Money Market Funds (4.6%)
Forwards (0.3%)
Futures Contracts (0.0%)
Cash & Other (-0.9%)

Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
Muzinich Dynamic Income Fund	PAGE 1	TSR-SAR-74316P553

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-SAR-74316P553

Muzinich Dynamic Income Fund
Supra Institutional Class | MZCSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,916,678
Number of Holdings	372
Portfolio Turnover	57%
SEC Yield (Subsidized)	4.46%
SEC Yield (Unsubsidized)	4.18%
Net Advisory Fee	$279,877
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	4.6%
Oracle Corp.	1.0%
Space Exploration Technologies Corp.	0.8%
Quikrete Holdings, Inc.	0.8%
Galaxy Pipeline Assets Bidco Ltd.	0.8%
SoftBank Group Corp.	0.8%
Erste Group Bank AG	0.8%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC	0.8%
AngloGold Ashanti Holdings PLC	0.7%
PennyMac Financial Services, Inc.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
Muzinich Dynamic Income Fund	PAGE 1	TSR-SAR-74316P561

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-SAR-74316P561

Muzinich Flexible U.S. High Yield income Fund
Institutional Class | MZHIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$68,850,538
Number of Holdings	339
Portfolio Turnover	44%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$60,608
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.5%
TransDigm, Inc.	1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.6%
Global Aircraft Leasing Co. Ltd.	1.6%
EchoStar Corp.	1.5%
Service Properties Trust	1.5%
Blackstone Mortgage Trust, Inc.	1.5%
Neptune Bidco US, Inc.	1.2%
Nissan Motor Acceptance Co. LLC	1.1%
Minerals Technologies, Inc.	1.1%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-SAR-74316J573

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-SAR-74316J573

Muzinich Flexible U.S. High Yield income Fund
Supra Institutional Class | MZHSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$68,850,538
Number of Holdings	339
Portfolio Turnover	44%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$60,608
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.5%
TransDigm, Inc.	1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.6%
Global Aircraft Leasing Co. Ltd.	1.6%
EchoStar Corp.	1.5%
Service Properties Trust	1.5%
Blackstone Mortgage Trust, Inc.	1.5%
Neptune Bidco US, Inc.	1.2%
Nissan Motor Acceptance Co. LLC	1.1%
Minerals Technologies, Inc.	1.1%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-SAR-74316J565

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-SAR-74316J565

Muzinich Low Duration Fund
Supra Institutional Class | MZLSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,159,110,283
Number of Holdings	539
Portfolio Turnover	41%
SEC Yield (Subsidized)	3.94%
SEC Yield (Unsubsidized)	3.85%
Net Advisory Fee	$2,091,239
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Ford Motor Credit Co. LLC	1.9%
First American Treasury Obligations Fund	1.9%
General Motors Financial Co., Inc.	1.4%
DP World Crescent Ltd.	1.0%
Credit Agricole SA	1.0%
Oracle Corp.	0.9%
Deutsche Bank AG	0.9%
ING Groep NV	0.8%
BNP Paribas SA	0.8%
International Distribution Services PLC	0.8%
Security Type Breakdown (% of Net Assets)

Industry Breakdown	(% of Net Assets)
Banking	17.7%
Automotive & Auto Parts	10.3%
Diversified Financial Services	9.0%
Homebuilders/Real Estate	7.0%
Technology	4.6%
Telecommunications	4.1%
Collaterised Debt Obligation	3.8%
Transportation Excluding Air/Rail	3.7%
Healthcare	3.2%
Cash & Other	36.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/literature.
Muzinich Low Duration Fund	PAGE 1	TSR-SAR-74316P132

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Low Duration Fund	PAGE 2	TSR-SAR-74316P132

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muzinich Dynamic Income Fund
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Low Duration Fund
Core Financial Statements
June 30, 2026 (Unaudited)

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 91.3%
Aerospace/Defense - 0.5%
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	$675,000	$787,689
Airlines - 1.4%
Air France-KLM, 3.88%, 01/14/2031	EUR	500,000	565,418
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)		400,000	401,030
OneSky Flight LLC, 8.88%, 12/15/2029(a)		350,000	370,456
Transportes Aereos Portugueses SA, 4.75%, 06/30/2031	EUR	300,000	341,846
United Airlines Holdings, Inc.
4.88%, 03/01/2029		325,000	321,855
5.38%, 03/01/2031		125,000	124,265
			2,124,870
Automotive & Auto Parts - 4.7%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)		275,000	283,840
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032(a)		200,000	199,415
7.75%, 10/15/2033(a)		225,000	222,339
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(a)		150,000	154,649
Ford Motor Credit Co. LLC
5.92%, 03/20/2028		300,000	303,873
3.78%, 09/16/2029	EUR	400,000	457,511
5.73%, 09/05/2030		200,000	201,322
General Motors Financial Co., Inc., 5.10%, 09/15/2031		250,000	250,741
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	300,000	343,432
LKQ Dutch Bond BV, 4.13%, 03/13/2031	EUR	275,000	316,559
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(a)		300,000	295,241
Phinia, Inc.
6.75%, 04/15/2029(a)		650,000	666,377
6.63%, 10/15/2032(a)		400,000	408,906
Renault SA, 4.13%, 06/09/2031	EUR	300,000	341,842
Stellantis Financial Services US Corp., 5.40%, 09/15/2030(a)		700,000	686,539
Valeo SE, 4.88%, 02/03/2033	EUR	300,000	342,989
Volkswagen International Finance NV, 3.88% to 06/17/2029 then EUSA9 + 3.96%, Perpetual	EUR	500,000	560,637
ZF Europe Finance BV, 7.00%, 06/12/2030	EUR	300,000	365,045
ZF North America Capital, Inc.
7.13%, 04/14/2030(a)		325,000	328,121
7.50%, 03/24/2031(a)		400,000	402,982
			7,132,360
Banking - 12.1%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual	EUR	500,000	576,937
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	801,174
Banco Comercial Portugues SA, 8.13% to 07/18/2029 then 5 yr. Swap Rate EUR + 5.78%, Perpetual	EUR	400,000	500,587

The accompanying notes are an integral part of these financial statements.

1

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Banco Santander SA
9.63% to 05/21/2029 then 5 yr. CMT Rate + 5.31%, Perpetual		$600,000	$653,919
3.63% to 09/21/2029 then 5 yr. Swap Rate EUR + 3.76%, Perpetual	EUR	400,000	443,447
Bank of America Corp.
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		250,000	245,908
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035		100,000	102,166
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	388,745
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	600,000	690,275
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	693,714
BNP Paribas SA, 4.40%, 08/14/2028(a)		350,000	347,837
BPCE SA, 1.25% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	454,253
CaixaBank SA
4.00% to 03/05/2032 then 5 yr. Swap Rate EUR + 1.75%, 03/05/2037	EUR	500,000	574,054
5.40% to 04/22/2036 then SOFR + 1.53%, 04/22/2037(a)		245,000	243,123
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		225,000	222,269
Commerzbank AG, 3.13% to 11/26/2029 then 3 mo. EURIBOR + 0.80%, 11/26/2030	EUR	600,000	680,696
Deutsche Bank AG
10.00% to 04/30/2028 then 5 yr. Swap Rate EUR + 6.94%, Perpetual	EUR	600,000	739,457
3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031	EUR	200,000	227,874
Erste Group Bank AG
3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual	EUR	600,000	685,695
8.50% to 04/15/2029 then 5 yr. Swap Rate EUR + 5.46%, Perpetual	EUR	400,000	499,074
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	232,644
HSBC Holdings PLC
2.85% to 06/04/2030 then SOFR + 2.39%, 06/04/2031		250,000	231,787
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	410,060
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	150,000	176,655
ING Groep NV, 4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034	EUR	300,000	349,637
Islandsbanki HF, 3.75%, 11/11/2032	EUR	600,000	682,513
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	647,431
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	962,589
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	642,604
NatWest Group PLC
5.76% to 02/28/2029 then 5 yr. Swap Rate EUR + 2.60%, 02/28/2034	EUR	200,000	240,716
3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	150,000	171,355
Norddeutsche Landesbank-Girozentrale, 5.63% to 08/23/2029 then 5 yr. Swap Rate EUR + 2.95%, 08/23/2034	EUR	200,000	239,569

The accompanying notes are an integral part of these financial statements.

2

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
OTP Bank Nyrt, 8.75% to 05/15/2028 then 5 yr. CMT Rate + 5.06%, 05/15/2033		$500,000	$524,387
Permanent TSB Group Holdings PLC, 3.88% to 12/22/2030 then 5 yr. Swap Rate EUR + 1.55%, 12/22/2035	EUR	200,000	226,957
Saudi Awwal Bank, 5.95% to 09/04/2030 then 5 yr. CMT Rate + 2.20%, 09/04/2035		400,000	398,722
Societe Generale SA
7.88% to 07/18/2029 then 5 yr. Swap Rate EUR + 5.23%, Perpetual	EUR	400,000	490,459
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030(a)		225,000	222,343
3.75% to 09/02/2032 then 3 mo. EURIBOR + 1.40%, 09/02/2033	EUR	300,000	341,739
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	230,000	261,728
Triodos Bank NV, 4.88% to 09/12/2028 then 3 mo. EURIBOR + 2.50%, 09/12/2029	EUR	400,000	465,548
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	603,301
			18,293,948
Broadcasting - 1.0%
Canal+ SA, 4.63%, 12/03/2030	EUR	400,000	456,966
Discovery Global Holdings, Inc., 4.05%, 03/15/2029		200,000	198,132
Nexstar Media, Inc., 6.50%, 09/15/2033(a)		275,000	275,174
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	300,000	398,983
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)		125,000	128,829
			1,458,084
Building Materials - 1.3%
Imerys SA, 4.00%, 11/21/2032	EUR	500,000	569,371
Park River Holdings, Inc., 8.00%, 03/15/2031(a)		175,000	176,691
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)		175,000	178,792
6.75%, 03/01/2033(a)		325,000	331,467
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)		775,000	780,171
			2,036,492
Cable/Satellite TV - 0.8%
Space Exploration Technologies Corp.
5.35%, 07/15/2031(a)		255,000	254,605
5.88%, 07/15/2036(a)		1,025,000	1,013,572
			1,268,177
Capital Goods - 1.5%
Amsted Industries, Inc., 6.38%, 03/15/2033(a)		250,000	252,943
Bidvest Group UK PLC, 6.20%, 09/17/2032		400,000	404,475
Flowserve Corp., 5.70%, 05/15/2036		150,000	151,049
KION Group AG, 4.00%, 11/20/2029	EUR	260,000	301,826
Solventum Corp., 5.45%, 03/13/2031		330,000	338,136
Terex Corp., 6.25%, 10/15/2032(a)		350,000	355,010
Vertiv Holdings Co., 5.80%, 03/15/2056		450,000	444,808
			2,248,247

The accompanying notes are an integral part of these financial statements.

3

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Chemicals - 0.6%
SNF Group SACA, 5.63%, 03/31/2031(a)		$550,000	$558,126
Westlake Corp., 6.38%, 11/15/2055		285,000	282,737
			840,863
Consumer-Products - 1.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(a)		225,000	219,092
Edgewell Personal Care Co.
5.50%, 06/01/2028(a)		400,000	399,690
4.13%, 04/01/2029(a)		500,000	483,629
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)		175,000	169,538
Haleon US Capital LLC, 3.63%, 03/24/2032		250,000	234,449
Polaris, Inc., 5.60%, 03/01/2031		275,000	275,492
Prestige Brands, Inc., 6.25%, 07/15/2034(a)		100,000	100,000
Whirlpool Corp., 6.13%, 06/15/2030		225,000	208,167
			2,090,057
Containers - 0.3%
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)		425,000	429,314
Diversified Financial Services - 9.7%
Aareal Bank AG, 5.63% to 12/12/2029 then 5 yr. Swap Rate EUR + 3.25%, 12/12/2034	EUR	400,000	475,115
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 09/30/2030		225,000	235,328
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		385,000	390,535
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)		400,000	405,376
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(a)		175,000	175,072
Avolon Holdings Funding Ltd., 4.90%, 10/10/2030(a)		525,000	520,947
Azorra Finance Ltd., 7.25%, 01/15/2031(a)		200,000	205,686
Block, Inc., 6.00%, 08/15/2033(a)		400,000	402,986
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		625,000	626,850
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031		200,000	219,542
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)		225,000	222,049
DAE Funding LLC, 3.38%, 03/20/2028		700,000	678,074
Encore Capital Group, Inc., 6.63%, 06/01/2032(a)		200,000	200,423
Esic Sukuk Ltd., 5.83%, 02/14/2029		810,000	819,946
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(a)		775,000	802,062
Goldman Sachs Group, Inc.
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		485,000	429,131
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034		275,000	274,285
HLD Europe SCA
4.13%, 04/02/2030	EUR	250,000	288,451
4.25%, 03/24/2032	EUR	100,000	115,023
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		800,000	791,217

The accompanying notes are an integral part of these financial statements.

4

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Morgan Stanley, 5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		$450,000	$457,600
OneMain Finance Corp., 3.50%, 01/15/2027		400,000	396,809
PennyMac Financial Services, Inc.
7.88%, 12/15/2029(a)		150,000	156,098
7.13%, 11/15/2030(a)		550,000	557,857
6.88%, 02/15/2033(a)		400,000	390,331
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)		475,000	491,146
Rocket Cos., Inc., 6.38%, 08/01/2033(a)		300,000	305,593
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034		400,000	404,314
5.25%, 11/26/2035		325,000	320,245
Sofina SA, 3.71%, 11/13/2033	EUR	600,000	679,261
SoftBank Group Corp.
6.75%, 07/08/2029		800,000	802,885
5.75%, 07/08/2032	EUR	350,000	399,116
Triton Container International Ltd., 3.15%, 06/15/2031(a)		115,000	104,229
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual		800,000	861,475
			14,605,057
Diversified Media - 0.6%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(a)		225,000	233,093
Meta Platforms, Inc., 5.63%, 11/15/2055		275,000	250,404
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029	EUR	200,000	234,989
Snap, Inc.
6.88%, 03/01/2033(a)		75,000	73,146
6.88%, 03/15/2034(a)		200,000	193,792
			985,424
Energy - 6.7%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	845,517
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.19%, 03/11/2038	EUR	300,000	348,162
Cheniere Energy, Inc., 5.20%, 07/30/2036(a)		275,000	271,691
DT Midstream, Inc., 4.13%, 06/15/2029(a)		475,000	465,823
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		325,000	332,253
EQT Corp.
4.50%, 01/15/2029		67,000	66,555
4.75%, 01/15/2031		322,000	319,228
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036		1,400,000	1,223,087
ONEOK, Inc., 5.40%, 10/15/2035		300,000	300,105
Petrobras Global Finance BV, 6.75%, 01/27/2041		400,000	400,142
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)		100,000	102,847
Shell International Finance BV, 1.75%, 09/10/2052	GBP	200,000	119,143
SM Energy Co., 6.63%, 04/15/2034(a)		225,000	221,695
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.63%, 11/04/2031	EUR	300,000	345,135
Sunoco LP, 5.88%, 03/15/2034(a)		275,000	271,432

The accompanying notes are an integral part of these financial statements.

5

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)		$250,000	$249,607
6.00%, 12/31/2030(a)		325,000	325,304
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	664,133
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(a)		475,000	423,725
6.00%, 05/01/2036(a)		100,000	101,132
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036(a)		475,000	503,885
Viper Energy Partners LLC, 4.90%, 08/01/2030		250,000	249,397
Vistra Operations Co. LLC, 5.25%, 04/30/2033(a)		350,000	347,939
Vivo Energy Investments BV, 5.13%, 09/24/2027		400,000	395,525
Wintershall Dea Finance 2 BV, 6.12% to 08/08/2030 then 5 yr. Swap Rate EUR + 3.94%, Perpetual	EUR	300,000	355,428
Wintershall Dea Finance BV
3.83%, 10/03/2029	EUR	100,000	114,938
4.36%, 10/03/2032	EUR	600,000	692,702
			10,056,530
Environmental - 0.5%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	425,000	492,817
GFL Environmental, Inc., 3.50%, 09/01/2028(a)		300,000	292,910
			785,727
Food & Drug Retail - 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(a)		300,000	286,041
Cencosud SA, 5.95%, 05/28/2031		320,000	330,685
Market Bidco Finco PLC, 6.75%, 01/31/2031	EUR	475,000	538,046
New Immo Holding SA, 4.88%, 12/08/2028	EUR	400,000	459,040
			1,613,812
Food/Beverage/Tobacco - 2.0%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		275,000	277,316
Barry Callebaut Services NV, 3.75%, 02/19/2028	EUR	100,000	115,155
BEL SA, 4.38%, 04/11/2029	EUR	400,000	463,940
Heineken NV, 3.81%, 07/04/2036	EUR	300,000	343,746
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036		425,000	425,227
6.25%, 03/01/2056		390,000	382,864
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 7.13%, 04/30/2033(a)		175,000	178,367
Maple Parent Holdings Corp., 5.70%, 03/26/2036(a)		275,000	279,015
NBM US Holdings, Inc., 6.63%, 08/06/2029		600,000	599,739
			3,065,369
Gaming - 0.3%
FDJ UNITED, 3.63%, 11/21/2036	EUR	400,000	449,044

The accompanying notes are an integral part of these financial statements.

6

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - 4.7%
180 Medical, Inc., 5.30%, 10/08/2035(a)		$300,000	$294,861
Amgen, Inc., 5.65%, 02/19/2056		500,000	490,253
Baxter International, Inc., 4.90%, 12/15/2030		345,000	342,737
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	632,176
CVS Health Corp., 6.20%, 09/15/2055		375,000	385,731
Endo Finance Holdings LP, 8.50%, 04/15/2031(a)		400,000	421,886
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045	GBP	275,000	291,949
Grifols SA, 7.13%, 05/01/2030	EUR	550,000	655,231
HCA, Inc.
5.30%, 05/15/2036		375,000	373,432
5.95%, 09/15/2054		200,000	197,172
LifePoint Health, Inc.
8.38%, 02/15/2032(a)		450,000	469,078
7.00%, 05/01/2034(a)		275,000	263,696
Medline Borrower LP/Medline Co.-Issuer, Inc., 5.25%, 06/15/2033(a)		350,000	348,628
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		575,000	549,513
Pfizer, Inc., 2.74%, 06/15/2043	GBP	575,000	502,564
UnitedHealth Group, Inc., 5.63%, 07/15/2054		300,000	294,864
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)		375,000	353,543
VSP Optical Group, Inc., 5.40%, 06/01/2033(a)		300,000	301,296
			7,168,610
Homebuilders/Real Estate - 6.8%
Aldar Properties PJSC
6.62% to 04/15/2032 then 5 yr. CMT Rate + 2.04%, 04/15/2055		350,000	349,695
5.88% to 04/14/2033 then 5 yr. CMT Rate + 2.02%, 04/14/2056		300,000	284,258
Altrad Investment Authority SAS, 4.43%, 06/23/2032	EUR	400,000	459,819
American Tower Corp., 4.70%, 12/15/2032		350,000	344,432
CPI Property Group SA, 6.00%, 01/27/2032	EUR	350,000	393,379
Crown Castle, Inc., 3.30%, 07/01/2030		250,000	235,805
Global Infrastructure Solutions, Inc., 6.38%, 07/15/2034(a)		300,000	301,763
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	482,622
Howard Hughes Corp.
4.13%, 02/01/2029(a)		250,000	241,723
6.13%, 03/01/2034(a)		200,000	197,721
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/04/2030	EUR	325,000	376,972
Kennedy-Wilson, Inc.
7.00%, 06/01/2031(a)		300,000	306,839
7.25%, 06/01/2033(a)		325,000	332,134
MAF Global Securities Ltd., 7.88% to 09/30/2027 then 5 yr. CMT Rate + 4.89%, Perpetual		300,000	303,702
MasTec, Inc., 4.50%, 08/15/2028(a)		190,000	188,221
Nan Fung Treasury Ltd., 5.75%, 05/21/2036		750,000	750,468
NE Property BV, 3.88%, 09/30/2033	EUR	700,000	793,030
P3 Group Sarl, 4.63%, 02/13/2030	EUR	250,000	296,115
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)		500,000	489,212

The accompanying notes are an integral part of these financial statements.

7

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
PPI Public Property Invest AB, 4.38%, 10/01/2032	EUR	$425,000	$490,181
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)		200,000	204,759
Stoneweg Ereit Lux Finco Sarl, 4.13%, 02/22/2033	EUR	525,000	593,781
Supernova Invest GmbH, 4.38%, 06/23/2031	EUR	375,000	427,902
Trust 2401, 4.87%, 01/15/2030(a)		200,000	194,967
Uniti Services LLC, 7.50%, 10/15/2033(a)		600,000	631,829
Vonovia SE, 4.38%, 07/06/2038	EUR	500,000	567,942
			10,239,271
Hotels - 0.5%
Marriott International, Inc./MD, 4.50%, 05/01/2033		300,000	290,846
Travel + Leisure Co., 6.25%, 06/01/2031(a)		400,000	402,730
			693,576
Insurance - 2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)		400,000	406,701
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034(a)		900,000	833,987
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034		850,000	889,862
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual		200,000	203,981
Generali, 5.80%, 07/06/2032	EUR	300,000	378,112
Hanwha Life Insurance Co. Ltd., 6.30% to 06/24/2030 then 5 yr. CMT Rate + 2.29%, 06/24/2055		395,000	407,344
Rothesay Life PLC, 7.02%, 12/10/2034	GBP	310,000	434,742
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052	GBP	300,000	391,297
			3,946,026
Leisure - 0.2%
Carnival Corp. Ltd., 6.13%, 02/15/2033(a)		300,000	303,641
Metals/Mining - 2.9%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030		400,000	378,765
6.50%, 04/15/2040		700,000	735,852
Capstone Copper Corp., 6.75%, 03/31/2033(a)		75,000	76,062
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034		500,000	515,768
6.44%, 01/26/2036		300,000	318,597
Endeavour Mining PLC, 7.00%, 05/28/2030		500,000	510,564
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		485,000	495,195
Marcobre SAC, 5.75%, 01/22/2036		500,000	493,690
Navoi Mining & Metallurgical Co., 6.95%, 10/17/2031		400,000	422,086
Novelis Corp., 6.88%, 01/30/2030(a)		150,000	153,914
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc., 5.85%, 05/13/2032		250,000	254,269
			4,354,762

The accompanying notes are an integral part of these financial statements.

8

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Paper - 0.6%
Suzano Austria GmbH
3.75%, 01/15/2031(b)		$550,000	$516,926
7.00%, 03/16/2047		350,000	376,844
			893,770
Restaurants - 0.5%
Arcos Dorados BV, 6.38%, 01/29/2032		800,000	826,304
Services - 3.6%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)		400,000	418,369
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	266,796
Beacon Mobility Corp., 7.25%, 08/01/2030(a)		275,000	286,411
CIMIC Finance Ltd.
6.00%, 04/22/2036		450,000	444,525
6.00%, 04/22/2036(a)		400,000	395,133
Eurofins Scientific SE, 3.88%, 02/05/2033	EUR	350,000	400,511
Garda World Security Corp., 6.50%, 01/15/2031(a)		100,000	101,450
Graham Holdings Co., 5.63%, 12/01/2033(a)		475,000	472,288
Herc Holdings, Inc., 7.00%, 06/15/2030(a)		100,000	103,455
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)		400,000	408,220
QXO Building Products, Inc.
6.50%, 07/15/2031(a)		75,000	76,487
6.88%, 07/15/2034(a)		100,000	102,815
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		350,000	351,367
TriNet Group, Inc., 7.13%, 08/15/2031(a)		400,000	402,531
Uber Technologies, Inc., 5.35%, 09/15/2054		420,000	392,580
United Rentals North America, Inc., 6.00%, 12/15/2029(a)		550,000	559,347
Williams Scotsman, Inc., 6.63%, 04/15/2030(a)		225,000	231,963
			5,414,248
Steel - 1.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		612,000	615,971
Commercial Metals Co., 5.75%, 11/15/2033(a)		150,000	149,187
Gerdau Trade, Inc., 5.75%, 06/09/2035		800,000	820,904
			1,586,062
Super Retail - 1.9%
AA Bond Co. Ltd., 7.38%, 07/31/2029	GBP	350,000	485,977
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)		375,000	384,815
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)		425,000	414,665
ITM Entreprises SAS, 4.13%, 01/29/2030	EUR	500,000	581,536
Michaels Cos., Inc., 8.50%, 03/15/2033(a)		450,000	445,941
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	603,206
			2,916,140

The accompanying notes are an integral part of these financial statements.

9

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - 7.4%
Airbnb, Inc., 4.65%, 03/16/2031		$200,000	$198,919
AppLovin Corp., 5.95%, 12/01/2054		360,000	348,694
Beignet Investor LLC, 6.58%, 05/30/2049(a)		425,000	434,678
CoreWeave, Inc.
9.00%, 02/01/2031(a)		275,000	271,907
9.75%, 10/01/2031(a)		100,000	99,977
Foundry JV Holdco LLC
5.50%, 01/25/2031(a)		250,000	255,925
5.90%, 01/25/2033(a)		725,000	755,930
Hewlett Packard Enterprise Co.
5.25%, 04/01/2033		450,000	452,035
5.60%, 10/15/2054		200,000	186,307
Insight Enterprises, Inc., 6.63%, 05/15/2032(a)		350,000	356,083
Intel Corp., 6.13%, 05/15/2056		375,000	376,359
Kioxia Holdings Corp., 6.63%, 07/24/2033(a)		200,000	209,422
LG Energy Solution Ltd., 5.88%, 04/02/2035		800,000	812,677
Meta Platforms, Inc., 6.30%, 05/15/2056		580,000	580,052
Mobility Global, Inc., 5.45%, 06/15/2031(a)		500,000	505,961
NVIDIA Corp., 5.63%, 06/15/2056		375,000	374,525
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)		150,000	156,720
8.75%, 07/01/2034(a)		125,000	132,740
Oracle Corp.
4.80%, 08/03/2028		325,000	324,627
5.35%, 05/04/2033		525,000	511,097
5.95%, 09/26/2055		745,000	635,929
Prysmian SpA, 3.63%, 11/28/2028	EUR	290,000	334,230
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)		325,000	327,542
6.25%, 08/15/2033(a)		150,000	152,786
Rocket Software, Inc., 9.00%, 11/28/2028(a)		450,000	447,644
TDF Infrastructure SAS
3.63%, 12/16/2030	EUR	400,000	454,711
4.13%, 10/23/2031	EUR	400,000	461,290
Teleperformance SE, 4.75%, 03/28/2032	EUR	500,000	573,161
UKG, Inc., 6.88%, 02/01/2031(a)		400,000	388,827
			11,120,755
Telecommunications - 5.2%
AT&T, Inc.
3.55%, 09/15/2055		390,000	252,522
6.00%, 04/30/2056		230,000	223,379
6.20%, 10/30/2056		160,000	159,098
Beacon Point DC LLC, 6.13%, 11/30/2042(a)		250,000	252,726
Bharti Airtel Ltd., 3.25%, 06/03/2031		900,000	839,121
Cipher Compute LLC, 7.13%, 11/15/2030(a)		50,000	52,043

The accompanying notes are an integral part of these financial statements.

10

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)		$650,000	$684,789
GCI LLC, 4.75%, 10/15/2028(a)		475,000	453,105
HUT 8 DC LLC, 6.19%, 11/15/2042(a)		420,000	426,322
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)		325,000	334,115
7.00%, 03/31/2034(a)		350,000	361,180
7.50%, 02/15/2037(a)		75,000	77,003
NJJ Continental SA, 5.25%, 07/31/2028	CHF	400,000	506,233
NTT Finance Corp., 4.62%, 07/16/2028(a)		320,000	319,312
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(a)		300,000	299,967
Rogers Communications, Inc.
5.30%, 02/15/2034		370,000	367,415
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056		245,000	248,762
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		700,000	715,092
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	297,813
T-Mobile USA, Inc., 5.05%, 07/15/2033		300,000	299,947
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)		225,000	171,050
WULF Compute LLC, 7.75%, 10/15/2030(a)		350,000	367,835
Yondr JK 1 LLC, 6.88%, 06/30/2031(a)		75,000	75,211
			7,784,040
Transportation Excluding Air/Rail - 1.7%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	233,039
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037		300,000	323,831
GXO Logistics, Inc., 2.65%, 07/15/2031		340,000	301,713
Heathrow Finance PLC, 3.88%, 03/01/2027(b)	GBP	550,000	723,512
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	660,000	924,416
			2,506,511
Utilities - 5.2%
Alpha Generation LLC
6.75%, 10/15/2032(a)		550,000	560,359
6.25%, 01/15/2034(a)		425,000	418,430
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	552,591
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035		488,753	496,871
Clearway Energy Operating LLC, 5.75%, 01/15/2034(a)		75,000	73,594
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030	EUR	500,000	580,107
Dominion Energy, Inc., 6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056		350,000	351,148
E.ON SE, 3.88%, 09/05/2038	EUR	300,000	340,316
Eesti Energia AS, 4.60%, 05/28/2031	EUR	250,000	288,836
Electricite de France SA, 2.88% to 03/15/2027 then 5 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	600,000	682,869
Essential Utilities, Inc.
5.25%, 08/15/2035		270,000	270,593

The accompanying notes are an integral part of these financial statements.

11

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.13%, 03/15/2036		$200,000	$197,572
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)		125,000	123,978
ITC Holdings Corp., 5.50%, 04/15/2036(a)		175,000	177,881
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		650,000	632,579
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030		300,000	273,914
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	502,244
Societatea Energetica Electrica SA, 4.38%, 07/14/2030	EUR	350,000	404,755
Stedin Holding NV, 3.38%, 02/12/2037	EUR	250,000	276,106
Vistra Operations Co. LLC, 6.95%, 10/15/2033(a)		500,000	544,649
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)		50,000	53,354
			7,802,746
TOTAL CORPORATE BONDS (Cost $136,230,678)			137,827,526
BANK LOANS - 4.7%
Broadcasting - 0.2%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033		283,000	283,430
Building Materials - 0.5%
Quikrete Holdings, Inc., First Lien, 5.87% (1 mo. Term SOFR + 2.25%), 03/19/2029		725,000	726,149
Chemicals - 0.5%
StonePeak Motion Finco T/L (06/26), 6.89%, 06/15/2033		727,273	727,349
Environmental - 0.5%
Reworld Holding Corp., 5.90% (1 mo. Term SOFR + 2.25%), 01/15/2031		725,000	725,602
Homebuilders/Real Estate - 0.9%
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 01/31/2030		725,000	726,360
Starwood Property Mortgage LLC, First Lien, 5.65% (1 mo. Term SOFR + 2.00%), 01/02/2030		725,000	724,699
			1,451,059
Railroads - 0.5%
Genesee & Wyoming, Inc., First Lien, 5.45% (3 mo. Term SOFR + 1.75%), 04/10/2031		725,000	722,825
Restaurants - 0.5%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030		725,000	724,699
Services - 0.6%
Core & Main LP, 5.40% (1 mo. Term SOFR + 1.75%), 06/25/2033		144,829	144,828
QXO Building Products, Inc., 5.87% (1 mo. Term SOFR + 2.00%), 06/03/2033		716,022	715,324
			860,152

The accompanying notes are an integral part of these financial statements.

12

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - 0.1%
Belden, Inc., 5.87% (1 mo. Term SOFR + 2.25%), 06/11/2033	$102,083	$102,339
Utilities - 0.4%
Pathfinder Power 5/26 TLB, 5.68%, 06/22/2033	688,333	687,690
TOTAL BANK LOANS (Cost $7,020,761)		7,011,294

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%
First American Treasury Obligations Fund - Class X, 3.58%(c)	6,958,601	6,958,601
TOTAL MONEY MARKET FUNDS (Cost $6,958,601)		6,958,601
TOTAL INVESTMENTS - 100.6% (Cost $150,210,040)		$151,797,421
Liabilities in Excess of Other Assets - (0.6)%		(880,743)
TOTAL NET ASSETS - 100.0%		$150,916,678

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $45,351,986 or 30.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Euro-Bund	6	09/08/2026	$872,989	$8,005
U.S. Treasury Long Bonds	66	09/21/2026	7,491,000	(42,551)
Net Unrealized Appreciation (Depreciation)				$(34,546)

The Fund has recorded a liability of $43,313 as of June 30, 2026 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

14

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	09/15/2026	EUR	1,200,000	USD	1,369,626	$6,005
U.S. Bancorp Investments, Inc.	09/15/2026	USD	504,819	CHF	400,000	5,457
U.S. Bancorp Investments, Inc.	09/15/2026	USD	42,881,703	EUR	37,100,000	351,764
U.S. Bancorp Investments, Inc.	09/15/2026	USD	5,335,300	GBP	4,000,000	29,492
Net Unrealized Appreciation (Depreciation)						$392,718

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

15

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 90.1%
Aerospace/Defense - 0.5%
TransDigm, Inc., 6.00%, 01/15/2033(a)	$325,000	$328,396
Airlines - 1.2%
Alaska Airlines, Inc., 6.50%, 06/01/2031(a)	175,000	176,272
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	100,000	100,257
OneSky Flight LLC, 8.88%, 12/15/2029(a)	400,000	423,379
United Airlines Holdings, Inc., 5.38%, 03/01/2031	150,000	149,118
		849,026
Automotive & Auto Parts - 4.3%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	175,000	180,625
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032(a)	175,000	174,488
7.75%, 10/15/2033(a)	75,000	74,113
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034(a)	250,000	250,128
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	50,000	48,335
5.25%, 04/30/2031	150,000	135,485
5.25%, 07/15/2031	200,000	178,323
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029(a)	250,000	248,259
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028(a)	200,000	190,515
6.13%, 09/30/2030(a)	575,000	565,878
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)	200,000	186,494
Phinia, Inc.
6.75%, 04/15/2029(a)	75,000	76,890
6.63%, 10/15/2032(a)	150,000	153,340
Tenneco, Inc., 8.00%, 11/17/2028(a)	225,000	226,535
ZF North America Capital, Inc.
6.75%, 04/23/2030(a)	150,000	148,872
7.50%, 03/24/2031(a)	150,000	151,118
		2,989,398
Broadcasting - 1.3%
Discovery Global Holdings, Inc.
4.05%, 03/15/2029	125,000	123,833
4.28%, 03/15/2032	225,000	202,043
5.05%, 03/15/2042	150,000	110,073
Gray Media, Inc.
10.50%, 07/15/2029(a)	115,000	121,460
9.63%, 07/15/2032(a)	50,000	48,270
Paramount Global
4.20%, 05/19/2032	50,000	43,433
5.50%, 05/15/2033	75,000	66,765
4.85%, 07/01/2042	25,000	16,959
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	125,000	114,185
Univision Communications, Inc., 7.38%, 06/30/2030(a)	75,000	75,261
		922,282

The accompanying notes are an integral part of these financial statements.

16

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Building Materials - 2.2%
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)	$175,000	$163,133
Griffon Corp., 5.75%, 03/01/2028	175,000	175,110
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	50,000	49,605
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	275,000	259,109
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	450,000	448,705
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	75,000	75,725
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	125,000	125,834
Standard Industries, Inc./NY
4.38%, 07/15/2030(a)	175,000	166,332
3.38%, 01/15/2031(a)	75,000	67,555
		1,531,108
Cable/Satellite TV - 2.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031(a)	375,000	337,985
Directv Financing LLC, 8.88%, 02/01/2030(a)	350,000	356,661
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 9.25%, 06/01/2032(a)	175,000	177,956
DISH DBS Corp., 5.75%, 12/01/2028(a)	425,000	412,057
Midcontinent Communications, 8.00%, 08/15/2032(a)	375,000	328,912
		1,613,571
Capital Goods - 1.0%
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	275,000	283,124
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(a)	150,000	145,615
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	250,000	249,217
		677,956
Chemicals - 3.8%
Compass Minerals International, Inc., 8.00%, 07/01/2030(a)	175,000	184,742
FMC Corp., 3.45%, 10/01/2029	200,000	185,315
INEOS Finance PLC, 7.50%, 04/15/2029(a)	200,000	194,621
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	750,000	744,825
Olympus Water US Holding Corp.
4.25%, 10/01/2028(a)	250,000	242,667
7.25%, 02/15/2033(a)	200,000	197,940
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	100,000	106,775
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028(a)	225,000	222,083
6.63%, 05/01/2029(a)	150,000	148,713
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	200,000	188,267
6.63%, 08/15/2032(a)	175,000	169,830
		2,585,778
Commercial Services - 0.3%
TriNet Group, Inc., 3.50%, 03/01/2029(a)	225,000	212,413

The accompanying notes are an integral part of these financial statements.

17

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer-Products - 2.6%
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	$200,000	$199,845
Energizer Holdings, Inc.
4.75%, 06/15/2028(a)	375,000	372,289
4.38%, 03/31/2029(a)	275,000	266,417
Masterbrand, Inc., 7.00%, 07/15/2032(a)	225,000	228,251
Newell Brands, Inc.
6.63%, 09/15/2029	150,000	152,589
6.38%, 05/15/2030	75,000	76,069
6.63%, 05/15/2032	150,000	152,082
Whirlpool Corp.
4.75%, 02/26/2029	100,000	93,388
7.50%, 07/01/2031(a)	50,000	50,763
6.50%, 06/15/2033	175,000	151,870
7.88%, 07/01/2034(a)	50,000	50,396
		1,793,959
Containers - 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(a)	250,000	237,810
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(a)	175,000	172,770
6.75%, 04/15/2032(a)	25,000	24,284
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(a)	150,000	153,428
9.25%, 04/15/2030(a)	325,000	319,951
OI European Group BV, 4.75%, 02/15/2030(a)	100,000	95,043
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)	175,000	173,166
9.50%, 06/01/2033(a)	75,000	76,885
Sword Purchaser LLC
8.25%, 04/15/2033(a)	25,000	25,905
10.50%, 04/15/2034(a)	75,000	78,528
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	150,000	141,470
Veritiv Operating Co., 10.50%, 11/30/2030(a)	150,000	153,537
		1,652,777
Diversified Financial Services - 9.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	375,000	380,040
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(a)	150,000	150,062
Azorra Finance Ltd., 7.25%, 01/15/2031(a)	100,000	102,843
Block, Inc., 5.63%, 08/15/2030(a)	250,000	250,751
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(a)	75,000	76,786
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	200,000	197,724
6.88%, 04/15/2030(a)	200,000	190,663

The accompanying notes are an integral part of these financial statements.

18

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
7.50%, 07/15/2033(a)	$200,000	$169,138
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	425,000	426,258
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)	100,000	98,688
Encore Capital Group, Inc., 6.63%, 06/01/2032(a)	200,000	200,423
FirstCash, Inc., 6.13%, 05/01/2034(a)	100,000	99,598
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	150,000	150,082
Freedom Mortgage Holdings LLC
6.88%, 05/01/2031(a)	75,000	72,876
8.38%, 04/01/2032(a)	75,000	76,351
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,075,000	1,093,933
Olympus Water US Holding Corp., 6.75%, 08/01/2032(a)	200,000	195,583
OneMain Finance Corp.
3.50%, 01/15/2027	125,000	124,003
3.88%, 09/15/2028	250,000	242,274
4.00%, 09/15/2030	175,000	161,872
6.50%, 03/15/2033	150,000	147,754
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(a)	200,000	171,728
PennyMac Financial Services, Inc.
6.88%, 02/15/2033(a)	225,000	219,561
6.75%, 02/15/2034(a)	150,000	144,074
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	225,000	232,648
PRA Group, Inc.
8.38%, 02/01/2028(a)	225,000	229,198
5.00%, 10/01/2029(a)	200,000	189,457
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	150,000	156,878
Rocket Cos., Inc., 6.13%, 08/01/2031(a)	75,000	76,663
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/2033(a)	200,000	180,168
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	200,000	200,630
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	100,000	98,896
WS Escrow LLC, 7.75%, 06/01/2033(a)	100,000	102,779
		6,610,382
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030(a)	71,008	63,286
Arches Buyer, Inc., 4.25%, 06/01/2028(a)	175,000	171,537
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	150,000	156,357
Neptune Bidco US, Inc., 9.50%, 02/15/2033(a)	150,000	151,856
Paramount Global
6.88%, 04/30/2036	100,000	93,994
4.38%, 03/15/2043	125,000	81,013
Snap, Inc.
6.88%, 03/01/2033(a)	25,000	24,382
6.88%, 03/15/2034(a)	50,000	48,448
		790,873

The accompanying notes are an integral part of these financial statements.

19

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 3.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/2032(a)	$175,000	$177,173
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)	186,000	193,356
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	75,000	76,595
Harvest Midstream I LP, 6.75%, 05/15/2034(a)	225,000	228,272
Northern Oil & Gas, Inc., 7.88%, 10/15/2033(a)	225,000	223,741
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(a)	300,000	307,432
SM Energy Co., 6.63%, 04/15/2034(a)	250,000	246,328
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	150,000	147,022
Venture Global LNG, Inc., 7.00%, 01/15/2030(a)	300,000	306,117
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034(a)	25,000	26,062
6.75%, 01/15/2036(a)	550,000	583,445
		2,515,543
Engineering & Construction - 0.7%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	400,000	399,970
MasTec, Inc., 6.63%, 08/15/2029(a)	75,000	75,227
		475,197
Entertainment/Film - 0.4%
Cinemark USA, Inc., 5.25%, 07/15/2028(a)	275,000	274,557
Food - 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	175,000	166,432
Post Holdings, Inc., 4.63%, 04/15/2030(a)	125,000	121,035
		287,467
Food/Beverage/Tobacco - 1.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029(a)	125,000	66,407
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(a)	150,000	151,414
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029(a)	350,000	366,838
7.13%, 04/30/2033(a)	100,000	101,924
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	150,000	145,578
		832,161
Gaming - 2.1%
Caesars Entertainment, Inc., 6.50%, 02/15/2032(a)	150,000	146,587
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029(a)	200,000	200,293
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	225,000	220,658
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	175,000	170,449
Penn Entertainment, Inc.
5.63%, 01/15/2027(a)	300,000	300,182
4.13%, 07/01/2029(a)	350,000	335,561
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(a)	100,000	101,425
		1,475,155

The accompanying notes are an integral part of these financial statements.

20

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare - 5.2%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	$200,000	$202,671
Adapthealth LLC, 5.13%, 03/01/2030(a)	150,000	145,639
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	200,000	198,007
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	225,000	231,469
DaVita, Inc., 3.75%, 02/15/2031(a)	100,000	92,705
Endo Finance Holdings LP, 8.50%, 04/15/2031(a)	150,000	158,207
HCA, Inc., 4.60%, 11/15/2032	25,000	24,377
LifePoint Health, Inc.
5.38%, 01/15/2029(a)	250,000	240,049
7.00%, 05/01/2034(a)	275,000	263,696
Medline Borrower LP, 5.25%, 10/01/2029(a)	150,000	149,137
National Mentor Holdings, Inc., 10.50%, 12/15/2030(a)	125,000	131,703
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	200,000	179,250
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	650,000	621,188
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	325,000	339,724
Star Parent, Inc., 9.00%, 10/01/2030(a)	250,000	261,906
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)	350,000	329,973
		3,569,701
Healthcare-Products - 0.6%
Embecta Corp., 5.00%, 02/15/2030(a)	175,000	136,347
Medline Borrower LP, 3.88%, 04/01/2029(a)	250,000	242,937
		379,284
Healthcare-Services - 0.5%
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(a)	125,000	117,980
Tenet Healthcare Corp., 4.25%, 06/01/2029	250,000	243,174
		361,154
Home Builders - 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027(a)	250,000	250,296
Homebuilders/Real Estate - 6.5%
American Tower Corp., 5.65%, 03/15/2033	25,000	25,859
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033(a)	250,000	248,109
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(a)	825,000	817,015
6.25%, 06/01/2031(a)	225,000	217,808
Century Communities, Inc., 6.63%, 09/15/2033(a)	425,000	429,434
Global Infrastructure Solutions, Inc., 6.38%, 07/15/2034(a)	100,000	100,588
Howard Hughes Corp.
4.13%, 02/01/2029(a)	100,000	96,689
6.13%, 03/01/2034(a)	150,000	148,291
Kennedy-Wilson, Inc.
7.00%, 06/01/2031(a)	125,000	127,850
7.25%, 06/01/2033(a)	125,000	127,744

The accompanying notes are an integral part of these financial statements.

21

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	$500,000	$500,056
SBA Communications Corp., 3.13%, 02/01/2029	75,000	71,815
Service Properties Trust
0.00%, 09/30/2027(a)(b)	225,000	208,904
4.38%, 02/15/2030	150,000	136,069
8.88%, 06/15/2032	675,000	695,609
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	125,000	125,046
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	225,000	223,420
XHR LP, 6.63%, 05/15/2030(a)	175,000	179,241
		4,479,547
Hotels - 0.1%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)	100,000	97,695
Housewares - 0.2%
Central Garden & Pet Co., 4.13%, 10/15/2030	125,000	119,280
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/2029(a)	325,000	296,903
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	425,000	428,583
6.50%, 10/01/2031(a)	100,000	99,860
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(a)	125,000	126,206
8.38%, 02/01/2034(a)	275,000	254,829
		1,206,381
Iron/Steel - 0.3%
Mineral Resources Ltd., 9.25%, 10/01/2028(a)	170,000	175,672
Leisure - 1.4%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(a)	200,000	202,082
NCL Corp. Ltd., 5.88%, 01/15/2031(a)	200,000	194,260
Sabre GLBL, Inc., 11.13%, 07/15/2030(a)	75,000	71,894
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	325,000	317,618
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	125,000	121,857
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)	75,000	77,303
		985,014
Lodging - 0.4%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(a)	125,000	120,871
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/2031(a)	125,000	117,577
		238,448

The accompanying notes are an integral part of these financial statements.

22

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Machinery-Diversified - 0.4%
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(a)	$275,000	$285,187
Media - 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	500,000	489,125
4.75%, 03/01/2030(a)	325,000	308,365
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	30,000	29,980
DISH Network Corp., 11.75%, 11/15/2027(a)	350,000	359,891
Gray Media, Inc., 5.38%, 11/15/2031(a)	100,000	67,170
Nexstar Media, Inc., 4.75%, 11/01/2028(a)	125,000	122,509
Sirius XM Radio LLC, 4.00%, 07/15/2028(a)	475,000	462,901
Univision Communications, Inc., 4.50%, 05/01/2029(a)	375,000	358,309
		2,198,250
Metals/Mining - 2.4%
Capstone Copper Corp., 6.75%, 03/31/2033(a)	175,000	177,478
Constellium SE, 5.63%, 06/15/2028(a)	525,000	525,234
Mineral Resources Ltd.
8.50%, 05/01/2030(a)	125,000	129,147
6.25%, 05/01/2034(a)	225,000	221,735
Novelis Corp., 4.75%, 01/30/2030(a)	400,000	386,937
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	200,000	189,328
		1,629,859
Mining - 1.1%
ERO Copper Corp., 6.50%, 02/15/2030(a)	400,000	399,938
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	400,000	383,150
		783,088
Miscellaneous Manufacturing - 0.4%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	250,000	259,276
Oil & Gas - 0.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029(a)	125,000	125,010
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	150,000	145,400
		270,410
Packaging & Containers - 0.3%
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029(a)	250,000	237,382
Pharmaceuticals - 0.5%
Adapthealth LLC, 6.13%, 08/01/2028(a)	375,000	375,444
Pipelines - 1.9%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	600,000	600,561
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	119,290
4.13%, 08/15/2031(a)	350,000	328,877
Venture Global LNG, Inc., 8.38%, 06/01/2031(a)	250,000	260,114
		1,308,842

The accompanying notes are an integral part of these financial statements.

23

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Publishing/Printing - 0.9%
Cimpress PLC, 7.38%, 09/15/2032(a)	$200,000	$202,252
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	325,000	323,905
7.38%, 09/01/2031(a)	100,000	101,706
		627,863
Restaurants - 0.0%(c)
McDonald’s Corp., 4.95%, 08/14/2033	25,000	25,354
Services - 4.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	350,000	366,073
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	575,000	567,943
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032(a)	75,000	75,620
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	200,000	208,299
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	250,000	247,512
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a)	50,000	48,120
4.88%, 07/01/2029(a)	125,000	111,970
Garda World Security Corp., 8.25%, 08/01/2032(a)	325,000	332,926
Neptune Bidco US, Inc.
9.29%, 04/15/2029(a)	450,000	459,248
10.38%, 05/15/2031(a)	175,000	181,524
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	200,000	196,090
QXO Building Products, Inc.
6.50%, 07/15/2031(a)	25,000	25,496
6.88%, 07/15/2034(a)	50,000	51,407
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034(a)	50,000	50,792
Williams Scotsman, Inc., 6.63%, 06/15/2029(a)	150,000	153,192
		3,076,212
Software - 0.5%
Open Text Corp., 3.88%, 02/15/2028(a)	325,000	316,936
Steel - 0.5%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(a)	100,000	96,896
6.88%, 11/01/2029(a)	125,000	126,183
7.50%, 09/15/2031(a)	25,000	25,324
7.00%, 03/15/2032(a)	50,000	49,687
7.38%, 05/01/2033(a)	50,000	50,010
		348,100
Super Retail - 2.2%
Advance Auto Parts, Inc.
3.90%, 04/15/2030	100,000	94,005
7.38%, 08/01/2033(a)	75,000	77,785
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	250,000	262,180

The accompanying notes are an integral part of these financial statements.

24

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Super Retail - (Continued)
Ken Garff Automotive LLC, 4.88%, 09/15/2028(a)	$125,000	$123,885
Magnera Corp.
4.75%, 11/15/2029(a)	300,000	280,218
7.25%, 11/15/2031(a)	225,000	219,840
Michaels Cos., Inc., 8.50%, 03/15/2033(a)	125,000	123,872
Upbound Group, Inc., 6.38%, 02/15/2029(a)	175,000	173,590
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(a)	175,000	180,662
		1,536,037
Technology - 3.7%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	375,000	364,542
8.25%, 06/30/2032(a)	250,000	234,788
CoreWeave, Inc.
9.25%, 06/01/2030(a)	75,000	75,631
9.00%, 02/01/2031(a)	75,000	74,157
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	100,000	101,864
ION Platform Finance US, Inc. / ION Platform Finance SARL, 5.00%, 05/01/2028(a)	100,000	91,957
NCR Voyix Corp., 5.00%, 10/01/2028(a)	275,000	268,335
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)	50,000	52,240
8.75%, 07/01/2034(a)	125,000	132,740
Open Text Corp., 3.88%, 12/01/2029(a)	100,000	92,019
Rocket Software, Inc.
9.00%, 11/28/2028(a)	425,000	422,775
6.50%, 02/15/2029(a)	200,000	180,440
UKG, Inc., 6.88%, 02/01/2031(a)	250,000	243,017
Viavi Solutions, Inc., 3.75%, 10/01/2029(a)	200,000	190,902
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(a)	25,000	20,344
		2,545,751
Telecommunications - 6.2%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)	225,000	225,972
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)	475,000	512,883
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	225,000	237,042
EchoStar Corp.
10.75%, 11/30/2029	800,000	864,691
6.75% (or 6.75% PIK), 11/30/2030	181,497	184,737
Flash Compute LLC, 7.25%, 12/31/2030(a)	175,000	180,298
GCI LLC, 4.75%, 10/15/2028(a)	550,000	524,647
Level 3 Financing, Inc.
7.00%, 03/31/2034(a)	75,000	77,396
8.50%, 01/15/2036(a)	150,000	161,191
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(a)	275,000	274,969
Viasat, Inc., 5.63%, 04/15/2027(a)	250,000	250,249
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	250,000	237,332
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	200,000	211,025

The accompanying notes are an integral part of these financial statements.

25

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Zayo Group Holdings, Inc., 9.25% (or .50% PIK), 03/09/2030(a)	$154,174	$154,115
Ziggo BV, 4.88%, 01/15/2030(a)	200,000	187,893
		4,284,440
Transportation Excluding Air/Rail - 0.3%
RXO, Inc., 6.38%, 05/15/2031(a)	175,000	177,808
Utilities - 2.1%
Alpha Generation LLC
6.75%, 10/15/2032(a)	200,000	203,767
6.25%, 01/15/2034(a)	150,000	147,681
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	125,000	123,978
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031(a)	300,000	284,548
Talen Energy Supply LLC, 6.50%, 02/01/2036(a)	250,000	252,166
TerraForm Power Operating LLC, 5.00%, 01/31/2028(a)	225,000	223,741
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)	200,000	213,416
		1,449,297
TOTAL CORPORATE BONDS (Cost $61,639,895)		62,016,007
BANK LOANS - 7.9%
Aerospace/Defense - 1.3%
PAC DAC (Phoenix Aviation) T/L B (10/25), Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 10/09/2030	74,813	74,369
TransDigm, Inc., Senior Secured First Lien, 6.12% (1 mo. SOFR US + 2.50%), 02/10/2033	850,000	850,956
		925,325
Broadcasting - 0.7%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033	250,000	250,380
EW Scripps Co., Senior Secured First Lien, 9.62% (1 mo. SOFR US + 5.75%), 06/30/2028	57,256	57,363
Nexstar Media, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 03/21/2033	165,000	163,571
Sinclair Television Group, Inc., 7.07% (1 mo. Term SOFR + 3.30%), 12/31/2029	1,985	1,748
		473,062
Cable/Satellite TV - 0.0%(c)
Ziggo Financing Partnership, Senior Secured First Lien, 6.91% (6 mo. SOFR US + 3.22%), 01/14/2033	30,754	29,769
Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 06/24/2030	56,985	57,246

The accompanying notes are an integral part of these financial statements.

26

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Chemicals - 0.4%
StonePeak Motion Finco T/L (06/26), 6.89%, 06/15/2033	$275,000	$275,029
Consumer-Products - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 02/20/2030	196,019	196,075
Containers - 0.4%
Proampac PG Borrower LLC, Senior Secured First Lien
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033	176,933	174,279
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	73,067	71,971
		246,250
Food/Beverage/Tobacco - 0.0%(c)
Savor Acquisition, Inc., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/19/2032	27,860	28,044
Gaming - 0.5%
Great Canadian Gaming Corp., Senior Secured First Lien, 8.43% (3 mo. SOFR US + 4.75%), 11/01/2029	125,000	123,594
Pioneer Opco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 05/16/2033	200,000	201,018
		324,612
Healthcare - 0.5%
Cotiviti, Inc., Senior Secured First Lien, 6.37% (1 mo. SOFR US + 2.75%), 05/01/2031	224,430	205,845
Paradigm Parent LLC, Senior Secured First Lien, 8.23% (3 mo. SOFR US + 4.50%), 04/19/2032	124,375	107,119
		312,964
Homebuilders/Real Estate - 0.7%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 01/30/2031	247,500	248,573
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 06/13/2033	200,000	200,000
		448,573
Hotels - 0.4%
Beacon Mobility Corp., Senior Secured First Lien, 6.99% (3 mo. SOFR US + 3.25%), 08/06/2030	10,572	10,600
Travel + Leisure Co., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 12/14/2029	245,023	245,024
		255,624
Media - 0.5%
Cogeco Communications USA II LP, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 09/30/2030	194,321	175,455
Telenet Financing USD LLC, Senior Secured First Lien, 5.85% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	198,863
		374,318

The accompanying notes are an integral part of these financial statements.

27

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Publishing/Printing - 0.4%
Cimpress USA, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 06/06/2033	$244,896	$245,815
		245,815
Restaurants - 0.4%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030	140,707	140,648
Dave & Buster’s, Inc., Senior Secured First Lien, 6.94% (3 mo. SOFR US + 3.25%), 10/31/2031	174,557	142,700
		283,348
Services - 0.1%
DXP Enterprises, Inc./TX, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 10/11/2030	97,520	98,079
Super Retail - 0.1%
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 02/10/2033	100,000	99,750
Telecommunications - 0.5%
Connect Finco SARL, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.50%), 09/28/2029	349,109	350,565
Transportation Excluding Air/Rail - 0.6%
Beacon Mobility Corp., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 08/06/2030	214,428	214,997
First Student Bidco, Inc., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 08/15/2030	200,136	200,484
		415,481
TOTAL BANK LOANS (Cost $5,458,588)		5,439,929

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%
First American Treasury Obligations Fund - Class X, 3.58%(d)	1,735,605	1,735,605
TOTAL MONEY MARKET FUNDS (Cost $1,735,605)		1,735,605
TOTAL INVESTMENTS - 100.5% (Cost $68,834,088)		$69,191,541
Liabilities in Excess of Other Assets - (0.5)%		(341,003)
TOTAL NET ASSETS - 100.0%		$68,850,538

The accompanying notes are an integral part of these financial statements.

28

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $55,729,270 or 80.9% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Par	Value
CORPORATE BONDS - 89.3%
Aerospace/Defense - 0.1%
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	$1,225,000	$1,429,510
Agency - 0.7%
Gaci First Investment Co., 4.88%, 05/14/2029		7,775,000	7,750,698
Airlines - 1.7%
Air Canada, 3.88%, 08/15/2026(a)		1,595,000	1,594,474
Air France-KLM, 4.63%, 05/23/2029	EUR	2,000,000	2,355,728
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029(a)		2,721,000	2,698,632
Delta Air Lines, Inc.
4.95%, 07/10/2028		2,435,000	2,445,388
5.25%, 07/10/2030		1,200,000	1,214,152
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)		1,129,167	1,128,250
Finnair Oyj
4.75%, 05/24/2029	EUR	1,500,000	1,762,194
4.25%, 11/27/2030	EUR	1,400,000	1,606,727
OneSky Flight LLC, 8.88%, 12/15/2029(a)		675,000	714,452
Transportes Aereos Portugueses SA, 5.13%, 11/15/2029	EUR	3,000,000	3,500,984
United Airlines Holdings, Inc., 5.38%, 03/01/2031		975,000	969,266
			19,990,247
Automotive & Auto Parts - 10.3%
Benteler International Austria GmbH, 7.25%, 06/15/2031	EUR	2,350,000	2,857,459
Clarios Global LP / Clarios US Finance Co., 4.75%, 06/15/2031	EUR	1,000,000	1,158,265
Ford Motor Credit Co. LLC
5.80%, 03/05/2027		3,000,000	3,016,036
4.13%, 08/17/2027		1,975,000	1,958,355
5.92%, 03/20/2028		1,975,000	2,000,498
3.62%, 07/27/2028	EUR	2,050,000	2,348,027
6.80%, 11/07/2028		2,590,000	2,675,312
4.17%, 11/21/2028	EUR	2,500,000	2,900,702
5.80%, 03/08/2029		550,000	555,143
5.30%, 09/06/2029		750,000	747,778
3.78%, 09/16/2029	EUR	853,000	975,643
5.88%, 11/07/2029		1,865,000	1,888,856
4.45%, 02/14/2030	EUR	3,000,000	3,495,573
Forvia SE
2.75%, 02/15/2027	EUR	529,000	603,445
2.38%, 06/15/2027	EUR	183,000	208,171
3.75%, 06/15/2028	EUR	510,714	584,195
5.13%, 06/15/2029	EUR	1,400,000	1,641,928
5.38%, 03/15/2031	EUR	1,625,000	1,903,825
5.50%, 06/15/2031	EUR	1,325,000	1,554,094
General Motors Financial Co., Inc.
2.35%, 02/26/2027		2,000,000	1,973,479
5.40%, 05/08/2027		2,340,000	2,358,600
5.00%, 07/15/2027		875,000	880,196
1.55%, 07/30/2027	GBP	1,600,000	2,054,362

The accompanying notes are an integral part of these financial statements.

30

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
5.05%, 04/04/2028		$25,000	$25,166
5.80%, 06/23/2028		1,000,000	1,020,016
5.80%, 01/07/2029		1,300,000	1,332,131
5.35%, 03/12/2029	GBP	3,075,000	4,115,553
4.75%, 04/06/2029		2,400,000	2,400,071
Gestamp Automocion SA, 4.38%, 10/15/2030	EUR	2,200,000	2,521,026
Goodyear Europe BV, 2.75%, 08/15/2028	EUR	425,000	473,186
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029		1,818,000	1,739,152
Hyundai Capital America
4.25%, 09/18/2028(a)		550,000	543,956
5.30%, 06/24/2029(a)		2,500,000	2,530,666
5.15%, 03/27/2030		1,500,000	1,512,745
IHO Verwaltungs GmbH
6.75% (or 7.50% PIK), 11/15/2029	EUR	2,050,000	2,454,345
5.63% (or 6.38% PIK), 05/15/2031	EUR	1,275,000	1,517,280
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	5,525,000	6,324,881
Lear Corp., 4.25%, 05/15/2029		1,415,000	1,396,052
LKQ Corp., 5.75%, 06/15/2028		260,000	263,683
Mahle GmbH, 6.50%, 05/02/2031	EUR	3,050,000	3,635,195
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)		1,000,000	1,004,771
6.95%, 09/15/2026		1,000,000	1,004,771
5.63%, 09/29/2028(a)		1,625,000	1,622,586
6.13%, 09/30/2030(a)		2,225,000	2,189,701
Nissan Motor Co. Ltd., 4.35%, 09/17/2027(a)		2,500,000	2,461,553
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	3,000,000	3,436,767
RAC Bond Co. PLC, 5.75%, 11/06/2029	GBP	1,450,000	1,947,836
RCI Banque SA, 3.20% (3 mo. EURIBOR + 0.90%), 03/05/2029	EUR	1,900,000	2,187,459
Renault SA, 3.88%, 09/30/2030	EUR	1,200,000	1,368,961
Schaeffler AG
4.13%, 05/13/2029	EUR	1,400,000	1,610,123
4.75%, 08/14/2029	EUR	2,500,000	2,920,909
Stellantis Finance US, Inc., 5.75%, 03/18/2030(a)		2,055,000	2,055,487
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(a)		3,880,000	3,854,051
5.40%, 06/15/2029(a)		2,000,000	1,994,300
5.40%, 09/15/2030(a)		2,000,000	1,961,541
Stellantis NV, 3.38%, 11/19/2028	EUR	2,250,000	2,556,895
Tenneco, Inc., 8.00%, 11/17/2028(a)		1,600,000	1,610,915
Valeo SE, 1.00%, 08/03/2028	EUR	4,000,000	4,342,847
ZF Europe Finance BV
4.75%, 01/31/2029	EUR	1,000,000	1,149,172
6.13%, 03/13/2029	EUR	1,400,000	1,653,051
7.00%, 06/12/2030	EUR	600,000	730,090
ZF Finance GmbH, 2.25%, 05/03/2028	EUR	1,400,000	1,551,384
			119,360,216

The accompanying notes are an integral part of these financial statements.

31

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - 17.7%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	$3,600,000	$4,487,197
ABN AMRO Bank NV, 5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033	EUR	3,000,000	3,509,451
AIB Group PLC, 4.63% to 05/20/2030 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	3,000,000	3,534,559
Banco Santander SA
2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,000,000	2,579,437
5.75% to 08/23/2028 then 5 yr. Swap Rate EUR + 2.85%, 08/23/2033	EUR	1,100,000	1,309,250
5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,315,078
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027		900,000	898,590
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,300,000	1,278,723
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029		690,000	657,141
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		1,800,000	1,842,418
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		2,150,000	2,180,938
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033	EUR	1,325,000	1,583,349
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,769,649
Bank Polska Kasa Opieki SA, 3.63% to 06/03/2029 then 3 mo. EURIBOR + 0.92%, 06/03/2030	EUR	2,300,000	2,633,484
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,360,880
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	2,200,000	2,531,007
Barclays PLC
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029		850,000	855,076
6.37% to 01/31/2030 then UK Government Bond 1 Year Note Generic Bid Yield + 2.80%, 01/31/2031	GBP	3,600,000	4,960,456
Bayerische Landesbank, 1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	3,800,000	4,230,000
Belfius Bank SA, 1.25% to 04/06/2029 then 5 yr. Swap Rate EUR + 1.30%, 04/06/2034	EUR	4,900,000	5,291,375
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,968,751
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029(a)		1,245,000	1,246,543
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(a)		1,200,000	1,222,218
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	3,100,000	3,594,754
BPCE SA, 2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	4,400,000	5,634,142
CaixaBank SA, 5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030(a)		2,075,000	2,122,707
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		875,000	864,378
Commerzbank AG
8.63% to 02/28/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 02/28/2033	GBP	900,000	1,249,485
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	3,000,000	3,543,204
Commonwealth Bank of Australia, 4.27% to 06/04/2029 then 5 yr. Swap Rate EUR + 1.35%, 06/04/2034	EUR	2,250,000	2,628,067

The accompanying notes are an integral part of these financial statements.

32

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028(a)		$1,100,000	$1,099,995
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033(a)		680,000	669,003
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	2,200,000	2,620,190
5.75% to 11/09/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.95%, 11/09/2034	GBP	3,300,000	4,425,551
4.13% to 03/18/2030 then 5 yr. Swap Rate EUR + 1.65%, 03/18/2035	EUR	2,200,000	2,544,068
Deutsche Bank AG
6.13% to 12/12/2029 then SONIA + 2.62%, 12/12/2030	GBP	2,000,000	2,741,893
4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	6,200,000	7,114,544
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		1,500,000	1,501,224
4.88% to 12/01/2027 then 5 yr. Mid Swap Rate USD + 2.55%, 12/01/2032		1,950,000	1,939,751
Erste Bank Hungary Zrt, 3.38% to 01/29/2030 then 3 mo. EURIBOR + 1.00%, 01/29/2031	EUR	2,600,000	2,922,461
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032	EUR	2,500,000	2,776,494
Eurobank SA, 6.25% to 04/25/2029 then 5 yr. Swap Rate EUR + 3.71%, 04/25/2034	EUR	2,200,000	2,664,018
First Abu Dhabi Bank PJSC
4.83% (SOFR + 1.15%), 06/03/2031		1,400,000	1,402,030
6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		4,200,000	4,287,486
HDFC Bank Ltd., 5.18%, 02/15/2029		3,000,000	3,018,513
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029		1,080,000	1,077,297
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030		725,000	717,627
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	5,100,000	6,006,272
ING Groep NV
4.13% to 08/24/2028 then 5 yr. Swap Rate EUR + 2.50%, 08/24/2033	EUR	3,000,000	3,471,658
4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034	EUR	4,800,000	5,594,184
Intesa Sanpaolo SpA, 6.18% to 02/20/2029 then 5 yr. Swap Rate EUR + 3.25%, 02/20/2034	EUR	3,000,000	3,640,742
Lloyds Banking Group PLC
4.24% to 02/10/2029 then 1 yr. CMT Rate + 0.60%, 02/10/2030		1,200,000	1,185,301
6.63% to 06/02/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.10%, 06/02/2033	GBP	3,950,000	5,360,811
Luminor Bank AS/Estonia
3.55% to 06/12/2028 then 3 mo. EURIBOR + 1.55%, 06/12/2029	EUR	3,000,000	3,435,409
4.27% to 05/27/2030 then 3 mo. EURIBOR + 1.28%, 05/27/2031	EUR	1,900,000	2,201,402
National Bank of Greece SA, 5.88% to 06/28/2030 then 5 yr. Swap Rate EUR + 3.15%, 06/28/2035	EUR	850,000	1,033,564
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	4,200,000	4,907,161
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029(b)		1,783,000	1,788,200
3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	3,000,000	3,427,097

The accompanying notes are an integral part of these financial statements.

33

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		$750,000	$745,034
Norddeutsche Landesbank-Girozentrale, 5.63% to 08/23/2029 then 5 yr. Swap Rate EUR + 2.95%, 08/23/2034	EUR	1,500,000	1,796,766
Nykredit Realkredit AS, 4.00% (5 yr. Swap Rate EUR + 1.65%), 04/24/2035	EUR	3,000,000	3,450,970
Permanent TSB Group Holdings PLC, 3.88% to 12/22/2030 then 5 yr. Swap Rate EUR + 1.55%, 12/22/2035	EUR	975,000	1,106,414
Piraeus Bank SA, 7.25% to 04/17/2029 then 5 yr. Swap Rate EUR + 4.77%, 04/17/2034	EUR	1,125,000	1,397,313
QNB Bank AS, 7.25%, 05/21/2029		2,400,000	2,464,568
Raiffeisen Bank International AG
2.88% to 06/18/2027 then 5 yr. Swap Rate EUR + 3.15%, 06/18/2032	EUR	3,400,000	3,857,174
1.38% to 06/17/2028 then 5 yr. Swap Rate EUR + 1.60%, 06/17/2033	EUR	2,000,000	2,199,317
5.25% to 01/02/2030 then 5 yr. Swap Rate EUR + 3.10%, 01/02/2035	EUR	900,000	1,072,284
Raiffeisen Bank zrt, 5.15% to 05/23/2029 then 3 mo. EURIBOR + 2.25%, 05/23/2030	EUR	2,100,000	2,490,729
Santander Holdings USA, Inc.
6.50% to 03/09/2028 then SOFR + 2.36%, 03/09/2029		490,000	502,901
5.04% (SOFR + 1.10%), 06/05/2030		2,000,000	2,000,599
Santander UK Group Holdings PLC
7.10% to 11/16/2026 then BPISDS01 + 2.87%, 11/16/2027	GBP	1,000,000	1,338,470
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029		3,000,000	3,079,990
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029		675,000	668,273
SNB Funding Ltd., 6.00% to 06/24/2030 then 5 yr. CMT Rate + 2.00%, 06/24/2035		1,900,000	1,915,014
Societe Generale SA
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030(a)		1,650,000	1,630,516
3.88% to 11/20/2030 then 5 yr. Swap Rate EUR + 1.50%, 11/20/2035	EUR	3,000,000	3,413,663
Standard Chartered PLC, 5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029(a)		1,300,000	1,315,933
Tatra Banka as
0.50% to 04/23/2027 then 3 mo. EURIBOR + 0.80%, 04/23/2028	EUR	1,300,000	1,452,289
4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,184,789
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)		2,000,000	2,011,005
			205,550,264
Broadcasting - 1.5%
Canal+ SA, 4.63%, 12/03/2030	EUR	2,300,000	2,627,556
Discovery Global Holdings, Inc.
3.76%, 03/15/2027		1,622,000	1,611,788
4.05%, 03/15/2029		1,630,000	1,614,776
Fox Corp., 4.71%, 01/25/2029		2,030,000	2,029,585
Lagardere SA, 4.75%, 06/12/2030	EUR	2,000,000	2,340,763
Nexstar Media, Inc., 4.75%, 11/01/2028(a)		2,975,000	2,915,718
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,759,634
Sirius XM Radio LLC, 4.13%, 07/01/2030(a)		1,325,000	1,247,919
			17,147,739

The accompanying notes are an integral part of these financial statements.

34

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Building Materials - 0.0%(c)
Project Grand UK PLC, 9.00%, 06/01/2029	EUR	$250,000	$283,677
Cable/Satellite TV - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2029(a)		8,800,000	8,608,593
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028		2,350,000	2,305,233
2.25%, 01/15/2029		1,505,000	1,402,803
6.10%, 06/01/2029		1,020,000	1,045,500
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)		165,000	164,892
			13,527,021
Capital Goods - 1.5%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029		8,000,000	8,180,028
Fortune Star BVI Ltd.
3.95%, 10/02/2026	EUR	700,000	799,493
6.80%, 09/09/2029		2,475,000	2,452,657
5.88%, 11/20/2030	EUR	2,125,000	2,391,119
Traton Finance Luxembourg SA
5.63%, 01/16/2029	GBP	2,000,000	2,692,950
3.13%, 05/12/2029	EUR	500,000	567,325
Weir Group PLC, 6.88%, 06/14/2028	GBP	356,000	485,005
			17,568,577
Chemicals - 1.8%
Alpek SAB de CV, 4.25%, 09/18/2029		2,000,000	1,872,725
Azelis Finance NV, 4.75%, 09/25/2029	EUR	1,525,000	1,777,869
Bayer US Finance II LLC, 4.38%, 12/15/2028(a)		4,208,000	4,165,062
Dow Chemical Co., 7.38%, 11/01/2029		750,000	808,242
INEOS Finance PLC
6.63%, 05/15/2028	EUR	1,775,000	2,050,524
7.88%, 11/15/2031	EUR	525,000	577,166
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,759,279
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027(a)		1,800,000	1,738,933
Italmatch Chemicals SpA, 6.25%, 02/05/2031	EUR	350,000	408,281
Nouryon Finance BV, 6.13%, 07/15/2031	EUR	1,025,000	1,190,736
Olympus Water US Holding Corp., 3.88%, 10/01/2028	EUR	1,500,000	1,709,813
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/2030		2,400,000	2,390,827
SNF Group SACA, 5.63%, 03/31/2031		805,000	816,894
			21,266,351
Consumer-Products - 0.8%
Energizer Gamma Acquisition BV, 3.50%, 06/30/2029	EUR	3,000,000	3,362,753
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)		1,675,000	1,622,724
Whirlpool Corp., 6.13%, 06/15/2030		2,950,000	2,729,307
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/2028	EUR	1,300,000	1,389,059
			9,103,843

The accompanying notes are an integral part of these financial statements.

35

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Containers - 1.2%
Amcor Flexibles North America, Inc.
4.25%, 03/08/2029		$2,150,000	$2,131,318
5.10%, 03/17/2030		1,300,000	1,314,795
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 5.00%, 01/30/2031	EUR	1,275,000	1,470,951
Klabin Austria GmbH, 5.75%, 04/03/2029		2,400,000	2,436,739
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	2,011,814
Progroup AG, 5.13%, 04/15/2029	EUR	1,600,000	1,872,918
Silgan Holdings, Inc., 4.25%, 02/15/2031	EUR	2,800,000	3,185,754
			14,424,289
Diversified Financial Services - 9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027		1,481,000	1,501,596
4.63%, 10/15/2027		800,000	800,634
3.00%, 10/29/2028		615,000	592,241
4.13%, 02/28/2029		2,650,000	2,612,180
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028		1,025,000	1,032,283
Aircastle Ltd., 5.95%, 02/15/2029(a)		445,000	456,069
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)		600,000	604,781
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		2,575,000	2,612,023
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(a)		1,450,000	1,450,601
Aviation Capital Group LLC, 3.50%, 11/01/2027(a)		3,000,000	2,952,284
Avolon Holdings Funding Ltd.
4.20%, 04/15/2029(a)		3,500,000	3,439,214
4.90%, 10/10/2030(a)		1,850,000	1,835,717
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)		2,825,000	2,792,857
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026	GBP	1,500,000	1,999,867
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		2,350,000	2,356,955
Capital One Financial Corp., 5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029		1,330,000	1,346,996
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		2,300,000	2,380,231
Deutsche Pfandbriefbank AG
5.00%, 02/05/2027	EUR	1,300,000	1,496,833
3.25%, 09/01/2028	EUR	4,275,000	4,824,113
Esic Sukuk Ltd., 5.83%, 02/14/2029		2,300,000	2,328,242
Fidelity National Information Services, Inc., 4.45%, 03/10/2028		1,425,000	1,420,445
Fiserv, Inc.
2.25%, 06/01/2027		535,000	524,353
5.38%, 08/21/2028		700,000	707,417
4.20%, 10/01/2028		1,137,000	1,122,169
3.50%, 07/01/2029		1,000,000	960,417
Global Payments, Inc., 4.50%, 11/15/2028		1,925,000	1,902,948
Goldman Sachs Group, Inc.
4.15% (SOFR + 0.90%), 10/21/2029		4,065,000	4,009,211
4.59% (SOFR + 0.99%), 04/20/2030		1,575,000	1,566,985
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		2,225,000	2,248,630

The accompanying notes are an integral part of these financial statements.

36

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
HLD Europe SCA, 4.13%, 04/02/2030	EUR	$1,700,000	$1,961,466
Hyundai Card Co. Ltd., 5.75%, 04/24/2029		860,000	880,535
India Vehicle Finance, 5.85%, 03/25/2029		2,156,600	2,171,083
Jerrold Finco PLC
7.88%, 04/15/2030	GBP	900,000	1,216,628
7.50%, 06/15/2031	GBP	1,025,000	1,383,036
Mirae Asset Securities Co. Ltd.
4.38%, 10/14/2028		2,750,000	2,712,359
5.13%, 07/06/2029		3,300,000	3,297,789
Morgan Stanley
3.59%, 07/22/2028(d)		2,500,000	2,473,254
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		1,500,000	1,514,205
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030		900,000	919,773
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		2,000,000	2,023,907
MSCI, Inc., 4.00%, 11/15/2029(a)		1,300,000	1,258,672
Muthoot Finance Ltd.
6.38%, 04/23/2029		250,000	250,615
5.75%, 08/04/2030		1,950,000	1,912,509
Oma Saastopankki Oyj, 4.62% (3 mo. EURIBOR + 2.30%), 10/02/2029	EUR	2,000,000	2,300,689
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)		325,000	308,528
Power Finance Corp. Ltd.
1.84%, 09/21/2028	EUR	1,900,000	2,100,350
6.15%, 12/06/2028		1,700,000	1,747,455
REC Ltd.
2.25%, 09/01/2026		200,000	199,237
2.75%, 01/13/2027		2,840,000	2,809,497
4.75%, 09/27/2029		1,500,000	1,486,508
Shriram Finance Ltd., 6.15%, 04/03/2028		5,375,000	5,454,963
SoftBank Group Corp.
5.00%, 04/15/2028	EUR	2,000,000	2,316,896
6.50%, 04/10/2029		1,200,000	1,202,373
Sumisho Air Lease Corp., 2.10%, 09/01/2028		745,000	703,645
TP ICAP Finance PLC, 7.88%, 04/17/2030	GBP	1,500,000	2,135,880
Worldline SA/France, 0.88%, 06/30/2027	EUR	3,600,000	3,922,709
			104,542,853
Diversified Media - 0.4%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)		1,125,000	1,172,677
News Corp., 3.88%, 05/15/2029(a)		3,760,000	3,648,518
			4,821,195
Energy - 3.0%
Devon Energy Corp., 5.88%, 06/15/2028		1,080,000	1,080,089
DT Midstream, Inc., 4.13%, 06/15/2029(a)		3,725,000	3,653,031
Energean PLC, 5.63%, 05/12/2031	EUR	1,850,000	2,116,936
Expand Energy Corp.
5.38%, 02/01/2029		800,000	800,059
5.38%, 03/15/2030		463,000	465,008

The accompanying notes are an integral part of these financial statements.

37

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
ONEOK, Inc., 4.40%, 10/15/2029		$975,000	$965,474
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028(a)		3,000,000	3,006,256
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/2029	EUR	4,175,000	4,865,794
Sunoco LP, 5.63%, 03/15/2031(a)		1,650,000	1,638,633
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)		5,875,000	5,865,755
Targa Resources Corp., 6.15%, 03/01/2029		930,000	963,486
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026		900,000	899,074
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)		3,425,000	3,268,552
Vistra Operations Co. LLC
4.30%, 10/15/2028(a)		1,090,000	1,076,533
4.55%, 10/30/2028(a)		2,505,000	2,490,391
Whistler Pipeline LLC, 5.40%, 09/30/2029(a)		1,465,000	1,488,011
Wintershall Dea Finance BV, 3.83%, 10/03/2029	EUR	225,000	258,610
			34,901,692
Environmental - 0.3%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	2,950,000	3,420,730
Food & Drug Retail - 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/2031(a)		1,250,000	1,222,812
Eroski S Coop, 5.75%, 05/15/2031	EUR	675,000	804,629
Market Bidco Finco PLC
6.75%, 01/31/2031	EUR	1,500,000	1,699,093
8.75%, 01/31/2031	GBP	1,225,000	1,594,381
Maxima Grupe UAB, 4.75%, 05/19/2031	EUR	800,000	921,522
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,332,937
			8,575,374
Food/Beverage/Tobacco - 2.8%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		500,000	504,212
BEL SA, 4.38%, 04/11/2029	EUR	3,800,000	4,407,432
Campbell’s Co., 5.20%, 03/21/2029		1,000,000	1,009,635
Flora Food Management BV, 6.88%, 07/02/2029	EUR	2,525,000	2,822,314
Keurig Dr Pepper, Inc.
5.10%, 03/15/2027		700,000	702,443
4.35%, 05/15/2028		2,500,000	2,490,578
5.05%, 03/15/2029		1,655,000	1,668,097
3.95%, 04/15/2029		740,000	725,048
Maple Parent Holdings Corp., 4.75%, 03/26/2029(a)		3,290,000	3,290,095
MARB BondCo PLC, 3.95%, 01/29/2031		1,900,000	1,667,380
Mars, Inc., 4.80%, 03/01/2030(a)		2,000,000	2,007,698
Minerva Luxembourg SA, 4.38%, 03/18/2031		2,250,000	1,979,176
NBM US Holdings, Inc., 6.63%, 08/06/2029		2,500,000	2,498,912
Nomad Foods Bondco PLC, 2.50%, 06/24/2028	EUR	2,287,000	2,573,163
Performance Food Group, Inc., 6.13%, 09/15/2032(a)		1,300,000	1,317,597

The accompanying notes are an integral part of these financial statements.

38

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food/Beverage/Tobacco - (Continued)
Tereos Finance Groupe I SA
4.75%, 04/30/2027	EUR	$600,000	$685,578
5.88%, 04/30/2030	EUR	1,925,000	2,129,362
			32,478,720
Gaming - 1.2%
Cirsa Finance International Sarl, 6.50%, 03/15/2029	EUR	1,050,000	1,241,932
Flutter Treasury DAC
5.00%, 04/29/2029	EUR	825,000	964,110
6.38%, 04/29/2029(a)		2,200,000	2,237,638
5.88%, 06/04/2031(a)		200,000	199,396
Las Vegas Sands Corp., 5.63%, 06/15/2028		3,000,000	3,037,627
Lottomatica Group SpA, 4.88%, 01/31/2031	EUR	1,600,000	1,867,757
Sands China Ltd.
2.30%, 03/08/2027(e)		800,000	787,536
5.40%, 08/08/2028(e)		3,500,000	3,528,126
			13,864,122
Healthcare - 3.2%
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., 6.08% (3 mo. EURIBOR + 3.88%), 01/15/2031	EUR	850,000	981,189
Baxter International, Inc., 4.45%, 02/15/2029		2,225,000	2,200,675
Centene Corp.
4.25%, 12/15/2027		1,205,000	1,199,365
4.63%, 12/15/2029		400,000	389,729
CVS Health Corp., 3.75%, 04/01/2030		1,300,000	1,258,168
Ephios Subco 3 Sarl, 7.88%, 01/31/2031	EUR	1,075,000	1,297,551
FIS Fabbrica Italiana Sintetici SpA, 5.25%, 02/05/2031	EUR	1,625,000	1,881,811
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		1,007,000	1,044,480
Grifols SA, 7.13%, 05/01/2030	EUR	2,500,000	2,978,324
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	1,975,000	2,269,148
HCA, Inc.
5.00%, 03/01/2028		950,000	955,831
4.13%, 06/15/2029		1,325,000	1,305,391
Humana, Inc.
5.75%, 12/01/2028		1,507,000	1,540,479
4.88%, 04/01/2030		2,000,000	1,999,777
IQVIA, Inc., 5.70%, 05/15/2028		1,475,000	1,499,529
Medline Borrower LP
3.88%, 04/01/2029(a)		2,010,000	1,953,215
5.25%, 10/01/2029(a)		1,075,000	1,068,815
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)		1,330,000	1,359,333
Nidda Healthcare Holding GmbH
7.00%, 02/21/2030	EUR	1,500,000	1,771,940
5.38%, 10/23/2030	EUR	800,000	922,008
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028	EUR	2,000,000	2,264,579
Rede D’or Finance Sarl, 4.50%, 01/22/2030		1,800,000	1,708,270

The accompanying notes are an integral part of these financial statements.

39

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/2029	EUR	$1,500,000	$1,895,647
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,637,461
			37,382,715
Homebuilders/Real Estate - 7.0%
Aldar Sukuk No 2 Ltd., 3.88%, 10/22/2029		4,700,000	4,527,061
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028		1,400,000	1,388,404
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027		2,200,000	2,217,374
Altrad Investment Authority SAS, 3.70%, 06/23/2029	EUR	4,100,000	4,688,915
American Tower Corp.
1.50%, 01/31/2028		3,000,000	2,861,399
5.25%, 07/15/2028		700,000	708,534
5.20%, 02/15/2029		555,000	562,576
ARGAN SA, 3.78%, 10/30/2029	EUR	2,500,000	2,874,874
Aroundtown SA
3.00%, 10/16/2029	GBP	2,225,000	2,739,081
3.50%, 05/13/2030	EUR	5,000,000	5,634,474
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	680,596
Balder Finland Oyj, 1.00%, 01/20/2029	EUR	2,000,000	2,149,607
Blackstone Property Partners Europe Holdings Sarl
1.00%, 05/04/2028	EUR	3,200,000	3,510,738
2.63%, 10/20/2028	GBP	1,700,000	2,136,420
CA Immobilien Anlagen AG, 3.50%, 07/07/2029	EUR	2,150,000	2,445,931
Hammerson PLC, 7.25%, 04/21/2028	GBP	1,900,000	2,603,715
Heimstaden Bostad AB, 3.88%, 11/05/2029	EUR	3,125,000	3,593,828
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	2,000,000	2,193,736
Lennar Corp., 5.20%, 07/30/2030		525,000	531,255
Logicor Financing Sarl
3.25%, 11/13/2028	EUR	1,500,000	1,710,462
2.75%, 01/15/2030	GBP	2,400,000	2,929,493
MAF Sukuk Ltd., 4.64%, 05/14/2029		2,400,000	2,351,968
MasTec, Inc., 4.50%, 08/15/2028(a)		3,500,000	3,467,229
MLP Group SA, 4.75%, 01/20/2031	EUR	2,000,000	2,262,204
New Immo Holding SA
5.88%, 04/17/2028	EUR	500,000	585,042
4.95%, 11/14/2030	EUR	3,200,000	3,651,052
PPI Public Property Invest AB, 3.25%, 04/21/2029	EUR	3,175,000	3,610,648
Supernova Invest GmbH, 5.00%, 06/24/2030	EUR	3,425,000	4,014,892
Toll Brothers Finance Corp., 4.88%, 03/15/2027		1,300,000	1,302,203
Trust 2401, 4.87%, 01/15/2030(a)		1,649,000	1,607,503
Trust Fibra Uno, 4.87%, 01/15/2030		851,000	821,001
VICI Properties LP, 4.75%, 04/01/2028		500,000	499,825
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029(a)		4,755,000	4,670,650
			81,532,690

The accompanying notes are an integral part of these financial statements.

40

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Hotels - 1.2%
Essendi SA
6.38%, 10/15/2029	EUR	$600,000	$713,088
5.38%, 05/15/2030	EUR	2,700,000	3,154,070
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)		2,675,000	2,613,340
Hyatt Hotels Corp., 5.25%, 06/30/2029		2,500,000	2,539,254
Travel + Leisure Co., 6.25%, 06/01/2031(a)		4,450,000	4,480,373
			13,500,125
Insurance - 0.3%
Athora Holding Ltd., 6.63%, 06/16/2028	EUR	2,400,000	2,868,188
Leisure - 0.7%
CPUK Finance Ltd., 5.94%, 08/28/2030	GBP	750,000	1,020,174
eDreams ODIGEO SA, 4.88%, 12/30/2030	EUR	950,000	1,014,548
NCL Corp. Ltd., 5.88%, 01/15/2031(a)		2,725,000	2,646,789
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(a)		3,250,000	3,282,109
			7,963,620
Metals/Mining - 0.6%
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		2,500,000	2,552,551
Navoi Mining & Metallurgical Co., 6.70%, 10/17/2028		3,400,000	3,489,784
Sibanye-Stillwater UK Financing PLC, 6.25%, 11/15/2031		450,000	445,533
			6,487,868
Paper - 0.3%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,135,860
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,000,000	1,170,623
			3,306,483
Publishing/Printing - 0.4%
Future PLC, 6.75%, 07/10/2030	GBP	1,600,000	1,984,952
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(a)		2,550,000	2,541,409
			4,526,361
Restaurants - 0.4%
Bertrand Franchise Finance SAS, 5.99% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,575,000	1,805,421
Punch Finance PLC, 7.88%, 12/30/2030	GBP	1,825,000	2,503,299
			4,308,720
Services - 2.6%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.38%, 05/21/2030	EUR	2,650,000	3,135,227
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)		1,600,000	1,580,363
Arena Luxembourg Finance Sarl, 4.65% (3 mo. EURIBOR + 2.50%), 05/01/2030	EUR	975,000	1,126,041
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,293,930
Egis SA, 5.13%, 05/15/2031	EUR	1,175,000	1,369,203
Element Fleet Management Corp., 4.80%, 05/29/2029(a)		2,075,000	2,072,113
Kapla Holding SAS, 5.00%, 04/30/2031	EUR	950,000	1,093,245

The accompanying notes are an integral part of these financial statements.

41

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Services - (Continued)
Loxam SAS
4.50%, 02/15/2027	EUR	$425,000	$485,689
6.38%, 05/31/2029	EUR	1,372,500	1,617,145
4.25%, 02/15/2031	EUR	875,000	999,128
Multiversity SpA, 7.13%, 05/17/2031	EUR	1,500,000	1,784,037
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)		1,050,000	1,071,578
OEG Finance PLC, 7.25%, 09/27/2029	EUR	2,500,000	2,966,424
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/2031	EUR	875,000	971,880
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,168,797
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		1,625,000	1,631,345
Summer BC Holdco B SARL, 5.88%, 02/15/2030	EUR	1,675,000	1,685,246
Uber Technologies, Inc., 4.50%, 08/15/2029(a)		3,500,000	3,476,475
			30,527,866
Steel - 0.3%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		4,000,000	4,025,953
Super Retail - 1.4%
AA Bond Co. Ltd., 8.45%, 01/31/2028	GBP	4,000,000	5,551,630
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)		2,025,000	2,078,000
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)		2,215,000	2,161,135
ITM Entreprises SAS, 5.75%, 07/22/2029	EUR	3,100,000	3,745,888
Levi Strauss & Co., 4.00%, 08/15/2030	EUR	2,125,000	2,442,639
			15,979,292
Technology - 4.6%
Airbnb, Inc., 4.40%, 03/16/2029		1,075,000	1,070,185
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030	EUR	3,075,000	3,434,042
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	1,545,174	1,883,125
AppLovin Corp., 5.13%, 12/01/2029		1,010,000	1,019,054
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)		3,250,000	3,159,364
Concentrix Corp., 6.65%, 08/02/2026		217,000	216,938
Foundry JV Holdco LLC, 5.90%, 01/25/2030(a)		1,930,000	1,993,325
Hewlett Packard Enterprise Co., 4.15%, 09/15/2028		700,000	693,063
Intel Corp.
3.75%, 08/05/2027		140,000	138,957
4.88%, 02/10/2028		360,000	361,460
Jabil, Inc.
3.95%, 01/12/2028		575,000	569,334
4.20%, 02/01/2029		950,000	937,754
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)		950,000	957,062
5.25%, 04/02/2028		2,600,000	2,617,473
5.75%, 09/25/2028		1,830,000	1,864,894
5.00%, 04/02/2029		1,600,000	1,603,176
5.38%, 07/02/2029		1,600,000	1,619,924
Lutech SpA, 8.13%, 05/15/2031	EUR	700,000	820,151
Mobility Global, Inc., 5.05%, 06/15/2029(a)		3,045,000	3,051,882
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028		1,000,000	993,140

The accompanying notes are an integral part of these financial statements.

42

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Oracle Corp.
4.80%, 08/03/2028		$1,300,000	$1,298,510
4.55%, 02/04/2029		2,725,000	2,687,743
6.15%, 11/09/2029		550,000	567,252
2.95%, 04/01/2030		6,170,000	5,683,548
Qorvo, Inc., 4.38%, 10/15/2029		2,000,000	1,930,922
Rocket Software, Inc., 9.00%, 11/28/2028(a)		2,675,000	2,660,993
Roper Technologies, Inc., 4.50%, 10/15/2029		990,000	984,594
SK Battery America, Inc., 4.88%, 01/23/2027		2,000,000	2,003,389
SK hynix, Inc., 6.38%, 01/17/2028		2,000,000	2,052,817
TD SYNNEX Corp., 4.30%, 01/17/2029		1,125,000	1,111,416
Teleperformance SE, 4.25%, 01/21/2030	EUR	2,800,000	3,236,510
			53,221,997
Telecommunications - 4.1%
American Tower Corp., 3.95%, 03/15/2029		75,000	73,701
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)		2,400,000	2,591,407
Cipher Compute LLC, 7.13%, 11/15/2030(a)		350,000	364,298
Eutelsat Communications SACA, 5.75%, 03/15/2031	EUR	1,150,000	1,347,200
Fibercop SpA
7.88%, 07/31/2028	EUR	1,400,000	1,725,134
5.38%, 04/15/2031	EUR	2,050,000	2,431,834
5.20% (3 mo. EURIBOR + 3.00%), 06/30/2031	EUR	2,550,000	2,950,999
Iliad Holding SAS, 5.38%, 04/15/2030	EUR	2,800,000	3,287,492
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(a)		500,000	501,535
NTT Finance Corp.
4.83%, 11/01/2029(a)		3,050,000	3,050,133
4.88%, 07/16/2030(a)		3,000,000	2,995,655
PLT VII Finance Sarl, 5.90% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,139,733	1,302,254
Rogers Communications, Inc., 5.00%, 02/15/2029		3,420,000	3,442,840
SES SA, 3.50%, 01/14/2029	EUR	2,400,000	2,714,785
SoftBank Group Corp., 6.38%, 04/22/2030	EUR	4,275,000	5,015,555
TDC Net AS, 5.19%, 08/02/2029	EUR	975,000	1,161,471
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029		1,150,000	1,151,292
7.25%, 05/18/2031		2,300,000	2,295,867
T-Mobile USA, Inc., 4.20%, 10/01/2029		1,220,000	1,205,860
United Group BV
6.75%, 02/15/2031	EUR	675,000	805,602
6.50%, 10/31/2031	EUR	2,275,000	2,687,600
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)		1,050,000	1,107,883
WULF Compute LLC, 7.75%, 10/15/2030(a)		1,825,000	1,917,997
Ziggo BV, 4.88%, 01/15/2030(a)		1,200,000	1,127,358
			47,255,752

The accompanying notes are an integral part of these financial statements.

43

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Transportation Excluding Air/Rail - 3.7%
CMA CGM SA
5.50%, 07/15/2029	EUR	$220,000	$259,174
5.00%, 01/15/2031	EUR	2,875,000	3,350,240
Delhi International Airport Ltd., 6.13%, 10/31/2026		2,000,000	2,004,907
DP World Crescent Ltd.
4.85%, 09/26/2028		7,300,000	7,255,686
4.85%, 09/26/2028		3,700,000	3,677,540
3.88%, 07/18/2029		1,000,000	956,946
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029(a)		4,275,000	4,219,661
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		3,500,000	3,451,070
GXO Logistics, Inc.
1.65%, 07/15/2026		1,475,000	1,472,892
6.25%, 05/06/2029		1,320,000	1,365,644
IDS Financing PLC, 3.25%, 10/01/2029	EUR	1,900,000	2,147,738
International Distribution Services PLC
5.25%, 09/14/2028	EUR	3,000,000	3,543,630
7.38%, 09/14/2030	GBP	3,900,000	5,462,457
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028		800,000	821,976
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028(a)		2,275,000	2,306,878
			42,296,439
Utilities - 2.6%
Capital Power US Holdings, Inc., 5.26%, 06/01/2028(a)		1,000,000	1,006,643
EEW Energy from Waste GmbH, 3.88%, 06/24/2029	EUR	4,400,000	5,029,026
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028		1,100,000	1,109,612
India Clean Energy Holdings, 4.50%, 04/18/2027		902,000	887,601
Mazoon Assets Co. SAOC, 5.50%, 02/14/2029		3,850,000	3,894,148
National Central Cooling Co. PJSC
2.50%, 10/21/2027		2,000,000	1,946,398
5.28%, 03/05/2030		1,250,000	1,265,747
Neoen Finco PLC, 5.50%, 06/15/2031	EUR	950,000	1,107,104
ReNew Pvt Ltd., 5.88%, 03/05/2027		1,600,000	1,598,851
UGI International LLC, 5.00%, 06/01/2031	EUR	1,050,000	1,228,724
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)		525,000	525,796
4.38%, 05/01/2029(a)		1,690,000	1,661,658
7.75%, 10/15/2031(a)		2,700,000	2,826,159
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	4,341,000	5,687,765
			29,775,232
TOTAL CORPORATE BONDS (Cost $1,028,553,419)			1,034,966,419
COLLATERALIZED LOAN OBLIGATIONS - 3.8%
Ares European CLO, A Series 21X, Class A, 3.42% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	2,300,000	2,631,923
Aurium CLO, AR Series 7X, Class AR, 3.55% (3 mo. EURIBOR + 1.35%), 10/15/2038	EUR	1,325,000	1,519,609

The accompanying notes are an integral part of these financial statements.

44

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Avoca CLO, A1 Series 32X, Class A1, 3.37% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	$2,300,000	$2,630,065
Bain Capital Credit CLO, A1 Series 2024-6A, Class A1, 5.00% (3 mo. Term SOFR + 1.33%), 01/21/2038(a)		2,000,000	2,006,798
Bain Capital Euro CLO, A1 Series 2024-3X, Class A1, 3.54% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,289,694
Ballyrock CLO Ltd., A1A Series 2024-28A, Class A1A, 5.00% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)		1,375,000	1,379,690
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.45% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,944,824
Cairn CLO, A Series 2024-19X, Class A, 3.50% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,290,985
Canyon Euro CLO, A Series 2025-2X, Class A, 3.55% (3 mo. EURIBOR + 1.35%), 10/15/2039	EUR	2,500,000	2,868,599
Capital Four CLO, A Series 8X, Class A, 3.46% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	2,005,858
Carlyle Euro CLO, A1R3 Series 2013-1X, Class A1R3, 3.56% (3 mo. EURIBOR + 1.36%), 10/15/2038	EUR	2,000,000	2,295,962
CVC Cordatus Loan Fund, A1 Series 33X, Class A1, 3.60% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,293,617
Henley CLO, A1 Series 12X, Class A1, 3.48% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	2,061,617
Jubilee CLO, A Series 2024-29X, Class A, 3.50% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,287,900
Neuberger Berman CLO Ltd., A Series 2024-58A, Class A, 5.02% (3 mo. Term SOFR + 1.34%), 10/18/2038(a)		1,100,000	1,102,286
Penta CLO, A Series 2024-18X, Class A, 3.48% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	2,286,915
Providus CLO, A Series 11X, Class A, 3.53% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,287,422
Ravensdale Park CLO, A Series 1X, Class A, 3.34% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	950,000	1,086,007
RRE Loan Management, A1 Series 24X, Class A1, 3.36% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	2,300,000	2,629,950
Trinitas Euro CLO, A Series 8X, Class A, 3.50% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,293,037
Voya Euro CLO, A Series 8X, Class A, 3.48% (3 mo. EURIBOR + 1.28%), 01/15/2039	EUR	2,000,000	2,290,829
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $42,338,670)			44,483,587
BANK LOANS - 2.6%
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 08/04/2031		876,700	877,011
Chemicals - 0.0%(c)
StonePeak Motion Finco T/L (06/26), 6.89%, 06/15/2033		650,000	650,068

The accompanying notes are an integral part of these financial statements.

45

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
BANK LOANS - (Continued)
Diversified Financial Services - 0.2%
Citadel Securities Global Holdings LLC, 5.92% (1 mo. Term SOFR + 2.00%), 10/31/2031		$2,450,234	$2,447,686
Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 10.97% (3 mo. EURIBOR + 3.00%), 11/13/2030	EUR	1,000,000	1,151,417
Phoenix Guarantor, Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 02/21/2031		2,224,995	2,223,382
			3,374,799
Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 04/10/2031		3,447,500	3,437,157
Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030		1,880,789	1,880,009
Services - 0.2%
Circet Europe SASU, Senior Secured First Lien, 9.04% (3 mo. EURIBOR + 3.00%), 10/16/2028	EUR	1,000,000	1,144,790
Rosen International Sarl, Senior Secured First Lien, 5.73% (3 mo. SOFR US + 2.00%), 03/26/2031		1,189,409	1,190,384
			2,335,174
Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
6.23% (3 mo. SOFR US + 2.50%), 07/01/2031		869,000	871,824
5.04% (3 mo. EURIBOR + 2.75%), 11/24/2031	EUR	1,000,000	1,147,475
			2,019,299
Technology - 0.4%
Coherent Corp., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 07/02/2029		532,102	532,767
Gen Digital, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/12/2029		2,393,816	2,369,016
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033		1,846,154	1,852,782
			4,754,565
Telecommunications - 0.2%
Odido Holding BV, Senior Secured First Lien, 10.77% (3 mo. EURIBOR + 2.65%), 03/29/2029	EUR	1,000,000	1,152,097
Ziggo BV, Senior Secured First Lien, 5.88% (1 mo. EURIBOR + 3.75%), 05/23/2033	EUR	1,000,000	1,121,692
			2,273,789
Transportation Excluding Air/Rail - 0.1%
First Student Bidco, Inc., Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 08/15/2030		1,299,403	1,301,658

The accompanying notes are an integral part of these financial statements.

46

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Utilities - 0.4%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 07/31/2030	$3,500,000	$3,501,627
Constellation Renewables LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 12/15/2027	881,420	880,503
		4,382,130
TOTAL BANK LOANS (Cost $29,385,834)		29,733,345
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Treasury Obligations Fund - Class X, 3.58%(f)	21,613,898	21,613,898
TOTAL MONEY MARKET FUNDS (Cost $21,613,898)		21,613,898
TOTAL INVESTMENTS - 97.6% (Cost $1,121,891,821)		$1,130,797,249
Other Assets in Excess of Liabilities - 2.4%		28,313,034
TOTAL NET ASSETS - 100.0%		$1,159,110,283

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
PJSC - Public Joint Stock Company
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $203,947,045 or 17.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Represents less than 0.05% of net assets.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

47

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/22/2026	USD	262,513,814	EUR	222,000,000	$8,616,596
U.S. Bancorp Investments, Inc.	09/16/2026	USD	294,956,992	EUR	254,000,000	3,769,428
U.S. Bancorp Investments, Inc.	07/22/2026	USD	92,407,661	GBP	68,400,000	1,680,233
U.S. Bancorp Investments, Inc.	07/22/2026	EUR	49,800,000	USD	57,573,464	(618,142)
U.S. Bancorp Investments, Inc.	07/22/2026	GBP	3,000,000	USD	4,026,684	(47,410)
Net Unrealized Appreciation (Depreciation)						$13,400,705

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

48

Muzinich Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
ASSETS:
Investments, at value	$151,797,421	$69,191,541	$1,130,797,249
Interest receivable	2,347,289	1,067,522	15,373,184
Receivable for fund shares sold	1,196,692	—	1,441,413
Receivable for investments sold	809,137	459,312	2,833,177
Deposits at broker for swap contracts	522,204	—	175,166
Deposits at broker for future contracts	442,246	—	85,662
Receivable for open forward currency contracts	392,718	—	14,066,257
Foreign currency, at value	219,021	—	9,418,501
Dividends receivable	15,270	3,085	27,404
Prepaid expenses and other assets	23,764	28,679	102,003
Total assets	157,765,762	70,750,139	1,174,320,016
LIABILITIES:
Payable for investments purchased	6,392,780	1,565,366	12,422,301
Distributions payable	184,670	251,475	993,315
Payable to Advisor	79,434	12,540	401,955
Payable for fund shares redeemed	74,512	5,532	480,665
Variation margin for future contracts	43,313	—	—
Payable for fund administration and accounting fees	19,678	8,358	148,760
Payable for shareholder servicing fees	16,030	192	—
Payable for audit fees	13,495	12,672	12,672
Payable for custodian fees	8,935	1,436	40,797
Payable for transfer agent fees and expenses	4,700	1,555	35,438
Payable for compliance fees	1,862	3,022	3,022
Payable to custodian	—	37,004	4,986
Payable for open forward currency contracts	—	—	665,552
Interest payable	—	2	270
Due to broker	—	447	—
Payable for expenses and other liabilities	9,675	—	—
Total liabilities	6,849,084	1,899,601	15,209,733
NET ASSETS	$ 150,916,678	$68,850,538	$1,159,110,283
Commitments and contingencies (Note 3)	—	—	—
Net Assets Consist of:
Paid-in capital	$178,083,708	$71,708,173	$1,165,278,753
Total accumulated losses	(27,167,030)	(2,857,635)	(6,168,470)
Total net assets	$ 150,916,678	$68,850,538	$1,159,110,283

The accompanying notes are an integral part of these financial statements.

49

Muzinich Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
Institutional Class
Net assets	$83,369,205	$3,144,982	$—
Shares issued and outstanding (unlimited shares authorized without par value)	8,683,211	395,318	—
Net asset value per share	$9.60	$7.96	$—
Supra Institutional Class
Net assets	$67,547,473	$65,705,556	$1,159,110,283
Shares issued and outstanding (unlimited shares authorized without par value)	7,031,336	8,259,028	122,843,789
Net asset value per share	$9.61	$7.96	$9.44
Cost:
Investments, at cost	$150,210,040	$68,834,088	$1,121,891,821
Foreign currency, at cost	$220,619	$—	$9,385,886

The accompanying notes are an integral part of these financial statements.

50

Muzinich Funds
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
INVESTMENT INCOME:
Dividend income	$86,489	$19,248	$283,057
Interest income	4,080,622	2,390,115	26,114,107
Less: Interest withholding taxes	3,608	—	(595)
Swap accretion and amortization	(10,059)	—	—
Other income	—	3,714	1,628
Total investment income	4,160,660	2,413,077	26,398,197
EXPENSES:
Investment advisory fee	477,112	192,825	2,467,647
Fund administration and accounting fees	86,768	66,417	325,845
Shareholder service costs - Institutional Class	40,095	—	—
Custodian fees	22,567	5,170	90,094
Federal and state registration fees	18,670	17,240	52,506
Trustees’ fees	17,863	16,520	30,910
Audit fees	13,669	12,851	12,851
Transfer agent fees	12,564	5,438	70,186
Compliance fees	6,176	4,336	4,335
Legal fees	4,511	4,428	4,152
Reports to shareholders	1,864	2,001	9,013
Interest expense	—	346	15,069
Other expenses and fees	13,945	8,332	50,698
Total expenses	715,804	335,904	3,133,306
Fee waiver from Advisor	(197,235)	(132,217)	(376,408)
Net expenses	518,569	203,687	2,756,898
Net investment income	3,642,091	2,209,390	23,641,299
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,611,779	240,730	9,699,802
Futures contracts	(295,903)	—	—
Forward currency contracts	1,392,754	—	2,473,194
Swap contracts	64,341	—	—
Foreign currency transactions	(569,042)	—	(10,863)
Net realized gain (loss)	2,203,929	240,730	12,162,133
Net change in unrealized appreciation (depreciation) on:
Investments	(4,698,813)	(1,079,895)	(33,360,672)
Future contracts	(9,149)	—	—
Forward currency contracts	773,731	—	17,623,417
Swap contracts	(49,749)	—	—
Foreign currency translation	(14,531)	—	(229,572)
Net change in unrealized appreciation (depreciation)	(3,998,511)	(1,079,895)	(15,966,827)
Net realized and unrealized gain (loss)	(1,794,582)	(839,165)	(3,804,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,847,509	$1,370,225	$19,836,605

The accompanying notes are an integral part of these financial statements.

51

Muzinich Funds
Statements of Changes in Net Assets

	Muzinich Dynamic Income Fund		Muzinich Flexible U.S. High Yield Income Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$3,642,091	$7,429,403	$2,209,390	$4,182,372
Net realized gain (loss)	2,203,929	(2,117,177)	240,730	(32,837)
Net change in unrealized appreciation (depreciation)	(3,998,511)	5,112,012	(1,079,895)	1,020,654
Net increase (decrease) in net assets from operations	1,847,509	10,424,238	1,370,225	5,170,189
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(2,586,631)	(5,595,213)	(97,163)	(194,150)
From earnings - Supra Institutional Class	(1,992,292)	(3,957,832)	(2,100,080)	(4,043,430)
Total distributions to shareholders	(4,578,923)	(9,553,045)	(2,197,243)	(4,237,580)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	8,416,408	16,096,241	—	20,000
Shares issued from reinvestment of distributions - Institutional Class	2,536,045	5,469,282	92,045	183,388
Shares redeemed - Institutional Class	(24,805,595)	(16,193,606)	(451)	(51)
Redemption fees - Institutional Class	5,309	968	—	—
Shares sold - Supra Institutional Class	5,152,211	10,581,992	2,529,537	13,659,904
Shares issued from reinvestment of distributions - Supra Institutional Class	1,229,616	2,306,815	696,998	1,421,329
Shares redeemed - Supra Institutional Class	(4,850,995)	(12,914,062)	(4,435,689)	(4,484,848)
Redemption fees - Supra Institutional Class	3,780	694	—	—
Net increase (decrease) in net assets from capital transactions	(12,313,221)	5,348,324	(1,117,560)	10,799,722
Net increase (decrease) in net assets	(15,044,635)	6,219,517	(1,944,578)	11,732,331
NET ASSETS:
Beginning of the period	165,961,313	159,741,796	70,795,116	59,062,785
End of the period	$ 150,916,678	$165,961,313	$68,850,538	$70,795,116
SHARES TRANSACTIONS
Shares sold - Institutional Class	866,650	1,635,362	—	2,493
Shares issued from reinvestment of distributions - Institutional Class	267,260	560,759	11,551	22,987
Shares redeemed - Institutional Class	(2,578,710)	(1,651,685)	(56)	(6)
Shares sold - Supra Institutional Class	529,139	1,074,263	316,787	1,706,047
Shares issued from reinvestment of distributions - Supra Institutional Class	129,408	236,273	87,480	178,138
Shares redeemed - Supra Institutional Class	(499,511)	(1,307,473)	(554,380)	(559,398)
Total increase (decrease) in shares outstanding	(1,285,764)	547,499	(138,618)	1,350,261

The accompanying notes are an integral part of these financial statements.

52

Muzinich Funds
Statements of Changes in Net Assets(Continued)

	Muzinich Low Duration Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$23,641,299	$52,346,169
Net realized gain (loss)	12,162,133	690,287
Net change in unrealized appreciation (depreciation)	(15,966,827)	20,006,684
Net increase (decrease) in net assets from operations	19,836,605	73,043,140
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Supra Institutional Class	(8,488,187)	(74,808,819)
Total distributions to shareholders	(8,488,187)	(74,808,819)
CAPITAL TRANSACTIONS:
Shares sold - Supra Institutional Class	335,610,081	517,583,521
Shares issued from reinvestment of distributions - Supra Institutional Class	61,222	541,586
Shares redeemed - Supra Institutional Class	(243,911,254)	(643,460,463)
Redemption fees - Supra Institutional Class	826	1,915
Net increase (decrease) in net assets from capital transactions	91,760,875	(125,333,441)
Net increase (decrease) in net assets	103,109,293	(127,099,120)
NET ASSETS:
Beginning of the period	1,056,000,990	1,183,100,110
End of the period	$1,159,110,283	$1,056,000,990
SHARES TRANSACTIONS
Shares sold - Supra Institutional Class	35,862,275	53,488,828
Shares issued from reinvestment of distributions - Supra Institutional Class	6,555	57,368
Shares redeemed - Supra Institutional Class	(26,010,071)	(66,310,464)
Total increase (decrease) in shares outstanding	9,858,759	(12,764,268)

The accompanying notes are an integral part of these financial statements.

53

MUZINICH DYNAMIC INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.76	$9.71	$9.80	$9.50	$10.50	$11.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.45	0.44	0.37	0.26	0.31
Net realized and unrealized gain (loss) on investments(b)	(0.10)	0.18	(0.03)	0.32	(1.14)	(0.20)
Total from investment operations	0.12	0.63	0.41	0.69	(0.88)	(0.11)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.58)	(0.50)	(0.39)	(0.05)	(0.41)
Net realized gains	—	—	—	—	(0.07)	(0.42)
Total distributions	(0.28)	(0.58)	(0.50)	(0.39)	(0.12)	(0.83)
Redemption fee per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period	$9.60	$9.76	$9.71	$9.80	$9.50	$10.50
Total return(d)	1.23%	6.59%	4.20%	7.40%	−8.39%	1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,369	$98,829	$93,026	$93,668	$89,146	$127,005
Ratio of expenses to average net assets(f):
Before expense waiver/recoupment(e)	0.95%	0.95%	0.89%	0.85%	0.87%	0.84%
After expense waiver/recoupment(e)	0.70%	0.69%	0.67%	0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets(e)	4.53%	4.55%	4.44%	3.81%	2.65%	2.81%
Portfolio turnover rate(d)	57%	127%	164%	135%	168%	139%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes line of credit interest expense of $638 or less than 0.01% for the period ended June 30, 2026.
Includes line of credit interest expense of $15 or less than 0.01% for the year ended December 31, 2025.
The accompanying notes are an integral part of these financial statements.

54

MUZINICH DYNAMIC INCOME FUND
FINANCIAL HIGHLIGHTS
SUPRA INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.77	$9.71	$9.80	$9.50	$10.51	$11.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.46	0.44	0.37	0.27	0.32
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.18	(0.03)	0.33	(1.15)	(0.20)
Total from investment operations	0.13	0.64	0.41	0.70	(0.88)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.58)	(0.50)	(0.40)	(0.06)	(0.42)
Net realized gains	—	—	—	—	(0.07)	(0.42)
Total distributions	(0.29)	(0.58)	(0.50)	(0.40)	(0.13)	(0.84)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of period	$9.61	$9.77	$9.71	$9.80	$9.50	$10.51
Total return(d)	1.34%	6.74%	4.28%	7.48%	−8.41%	1.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,547	$67,133	$66,716	$172,046	$209,404	$252,118
Ratio of expenses to average net assets(f):
Before expense waiver/recoupment(e)	0.84%	0.86%	0.82%	0.77%	0.80%	0.76%
After expense waiver/recoupment(e)	0.59%	0.60%	0.60%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets(e)	4.65%	4.64%	4.51%	3.87%	2.74%	2.90%
Portfolio turnover rate(d)	57%	127%	164%	135%	168%	139%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes line of credit interest expense of $638 or less than 0.01% for the period ended June 30, 2026.
Includes line of credit interest expense of $15 or less than 0.01% for the year ended December 31, 2025.
The accompanying notes are an integral part of these financial statements.

55

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.05	$7.94	$7.91	$7.68	$9.19	$9.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.52	0.56	0.51	0.44	0.50
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.12	7.94	0.23	(1.50)	(0.07)
Total from investment operations	0.16	0.64	8.50	0.74	(1.06)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.53)	(0.56)	(0.51)	(0.44)	(0.53)
Net realized gains	—	—	—	—	(0.01)	(0.68)
Total distributions	(0.25)	(0.53)	(0.56)	(0.51)	(0.45)	(1.21)
Redemption fee per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$7.96	$8.05	$7.94	$7.91	$7.68	$9.19
Total return(d)	2.03%	8.27%	7.65%	9.80%	−11.17%	4.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,145	$3,090	$2,844	$2,655	$2,838	$4,247
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.96%	0.99%	1.07%	1.26%	1.37%	1.25%
After expense waiver/recoupment(e)	0.58%	0.58%	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets(e)	6.31%	6.50%	7.05%	6.59%	5.34%	5.06%
Portfolio turnover rate(d)	44%	66%	91%	76%	59%	96%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

56

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
FINANCIAL HIGHLIGHTS
SUPRA INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.05	$7.94	$7.91	$7.68	$9.18	$9.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.52	0.56	0.52	0.44	0.51
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.12	7.94	0.22	(1.49)	(0.08)
Total from investment operations	0.16	0.64	8.50	0.74	(1.05)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.53)	(0.56)	(0.51)	(0.44)	(0.53)
Net realized gains	—	—	—	—	(0.01)	(0.68)
Total distributions	(0.25)	(0.53)	(0.56)	(0.51)	(0.45)	(1.21)
Redemption fee per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$7.96	$8.05	$7.94	$7.91	$7.68	$9.18
Total return(d)	2.03%	8.27%	7.65%	9.98%	−11.61%	4.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,706	$67,705	$56,219	$44,891	$30,312	$25,222
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.96%	0.99%	1.06%	1.27%	1.37%	1.19%
After expense waiver/recoupment(e)	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets(e)	6.30%	6.49%	7.03%	6.65%	5.46%	5.11%
Portfolio turnover rate(d)	44%	66%	91%	76%	59%	96%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

57

MUZINICH LOW DURATION FUND
FINANCIAL HIGHLIGHTS
SUPRA INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.35	$9.41	$9.28	$9.05	$9.73	$10.10
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.43	0.44	0.39	0.26	0.25
Net realized and unrealized gain (loss) on investments(b)	(0.04)	0.17	9.42	0.29	(0.59)	—
Total from investment operations	0.16	0.60	9.86	0.68	(0.33)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.66)	(0.45)	(0.45)	(0.10)	(0.62)
Net realized gains	—	—	—	—	(0.25)	—
Total distributions	(0.07)	(0.66)	(0.45)	(0.45)	(0.35)	(0.62)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$9.44	$9.35	$9.41	$9.28	$9.05	$9.73
Total return(d)	1.73%	6.38%	6.30%	7.63%	−3.41%	2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,159,110	$1,056,001	$1,183,100	$982,855	$941,251	$369,539
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(e)	0.57%	0.59%	0.58%	0.58%	0.61%	0.62%
After expense waiver/ recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets(e)	4.31%	4.42%	4.63%	4.19%	2.83%	2.46%
Portfolio turnover rate(d)	41%	69%	57%	49%	26%	69%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

58

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Muzinich Dynamic Income Fund (“Dynamic Income Fund”, formerly the Muzinich Credit Opportunities Fund), Muzinich Flexible U.S. High Yield Income Fund (“Flexible U.S. High Yield Income Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 29, 2018, respectively.
The Funds offer two classes of shares: Institutional shares and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Dynamic Income Fund offers Supra Institutional and Institutional Class shares, the Flexible U.S. High Yield Income Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional shares.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Administrative Officer and Chief Operating Officer, both of whom are Directors of the Advisor, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
The investment objective of the Dynamic Income Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the Flexible U.S. High Yield Income Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

59

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.
Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Muzinich & Co., Inc. (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

60

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Dynamic Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$137,827,526	$—	$137,827,526
Bank Loans	—	7,011,294	—	7,011,294
Money Market Funds	6,958,601	—	—	6,958,601
Total Investments	$6,958,601	$144,838,820	$—	$151,797,421
Other Financial Instruments[1]:
Forward Currency Contracts	$—	$392,718	$—	$392,718
Futures Contracts	8,005	—	—	8,005
Total Other Financial Instruments	$8,005	$392,718	$—	$400,723
Liabilities:
Other Financial Instruments[1]:
Futures Contracts	$(42,551)	$—	$—	$(42,551)
Total Other Financial Instruments	$(42,551)	$—	$—	$(42,551)

[1]	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Flexible U.S. High Yield Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$62,016,007	$—	$62,016,007
Bank Loans	—	5,439,929	—	5,439,929
Money Market Fund	1,735,605	—	—	1,735,605
Total Assets	$1,735,605	$67,455,936	$—	$69,191,541

Refer to the Schedule of Investments for further disaggregation of investment categories.

61

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Low Duration Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$1,034,966,419	$—	$1,034,966,419
Collateralized Loan Obligations[1]	—	44,483,587	—	44,483,587
Bank Loans	—	29,733,345	—	29,733,345
Money Market Funds	21,613,898	—	—	21,613,898
Total Assets	$21,613,898	$1,109,183,351	$—	$1,130,797,249
Other Financial Instruments[1]:
Forward Currency Contracts	$—	$14,066,257	$—	$14,066,257
Total Other Financial Instruments	$—	$14,066,257	$—	$14,066,257
Liabilities:
Other Financial Instruments[1]:
Forward Currency Contracts	$—	$(665,552)	$—	$(665,552)
Total Other Financial Instruments	$—	$(665,552)	$—	$(665,552)

[1]	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and` why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2026, for the Dynamic Income Fund and Low Duration Fund was $52,435,337, and $686,403,485 respectively. Forward foreign currency exchange contracts entered during the six months ended June 30, 2026, were with U.S. Bancorp Investments, Inc. for the Dynamic Income Fund and the Low Duration Fund. The Dynamic Income Fund’s average notional value when in use of exchange traded futures contracts outstanding during the six months ended June 30, 2026, was $3,871,013 and were entered into with Morgan Stanley. The Dynamic Income Fund entered into swap contract transactions with BNP Paribas, Inc, Barclay Investment Bank, Goldman Sachs & Co., and U.S. Bank NA, during the six months ended June 30, 2026, at an average transaction notional value of $517,477, $250,345, $323,338, $33,202, respectively.

62

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.
The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2026:
Dynamic Income Fund

	Asset Derivatives as of June 30, 2026		Liability Derivatives as of June 30, 2026
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$392,718	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$—
		$392,718		$—
Futures Contracts	Unrealized Appreciation on Futures Contracts	$—	Unrealized Depreciation on Futures Contracts	$(34,546)
		$—		$(34,546)

Low Duration Fund

	Asset Derivatives as of June 30, 2026		Liability Derivatives as of June 30, 2026
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$14,066,257	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$665,552
		$14,066,257		$665,552

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026:
Dynamic Income Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$1,392,754	$773,731
Credit Default Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	64,341	(49,749)
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	(295,903)	(9,149)
		$1,161,192	$714,833

63

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Low Duration Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$2,473,194	$17,623,417

The Flexible U.S. High Yield Income Fund did not have derivatives activity during the six months ended June 30, 2026.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Dynamic Income Fund had swap contracts activity during the six months ended June 30, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund and Low Duration Fund did not have swap contracts activity during the six months ended June 30, 2026.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Dynamic Income Fund had futures contracts activity during

64

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
the six months ended June 30, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund and Low Duration Fund did not have futures contracts activity during the six months ended June 30, 2026.
D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2026, the Dynamic Income Fund and Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2026.

E.
Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.
There were no unfunded loan commitments that could be extended at the option of the borrowers as of June 30, 2026.
F.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

G.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

65

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of the most recent fiscal year ended December 31, 2025, the Dynamic Income Fund, the Flexible U.S. High Yield Income Fund, and Low Duration Fund, did not defer any post-October losses. The Dynamic Income Fund, the Flexible U.S. High Yield Income Fund, and the Low Duration Fund did not defer any late-year losses as of December 31, 2025.
As of the most recent fiscal year ended December 31, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$22,584,865	$1,285,854	$ 23,698,441
Long-Term Capital Loss Carryovers	10,680,752	2,149,582	38,507,172
Total	$33,265,617	$3,435,436	$ 62,205,613

As of June 30, 2026, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
H.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

I.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Dynamic Income Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the Flexible U.S. High Yield Income Fund, and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

J.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

K.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

L.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

66

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
M.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

N.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.
Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.
O.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.
P.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities.

Q.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

67

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2026:
Dynamic Income Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$392,718	$—	$392,718	$—	$—	$392,718
Liabilities
Forward foreign currency exchange contracts	—	—	—	—	—	—

Low Duration Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$14,066,257	$—	$14,066,257	$—	$—	$14,066,257
Liabilities
Forward foreign currency exchange contracts	665,552	—	665,552	—	—	665,552

The above forward foreign currency exchange contracts had U.S. Bank N.A. as their counterparty.
R.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

S.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 24, 2026, the Muzinich Low Duration Fund Institutional Class Shares became available for purchase.

68

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Dynamic Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the Flexible U.S. High Yield Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2026, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Dynamic Income Fund’s, Flexible U.S. High Yield Income Fund’s, and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term but will remain in effect until at least April 30, 2027 and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2026, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.
As of June 30, 2026, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
December 31, 2026	$164,469	$134,065	$529,515
December 31, 2027	534,929	250,810	896,013
December 31, 2028	425,462	265,658	1,085,599
June 30, 2029	197,235	132,217	376,408
Total	$1,322,095	$782,750	$2,887,535

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise

69

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2026, are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2026, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Dynamic Income Fund	$86,494,767	$92,680,522
Flexible U.S. High Yield Income Fund	30,262,783	31,353,880
Low Duration Fund	537,249,159	440,056,099

For the six months ended June 30, 2026, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Dynamic Income Fund	$3,678,131	$3,675,322
Flexible U.S. High Yield Income Fund	—	—
Low Duration Fund	—	—

There were no purchases or sales/maturities of long-term U.S. Government securities for the Flexible U.S. High Yield Income Fund and Low Duration Fund during the six months ended June 30, 2026.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2026, and the year ended December 31, 2025, was as follows:

	Ordinary Income
	June 30, 2026	December 31, 2025
Dynamic Income Fund	$4,578,923	$9,553,045
Flexible U.S. High Yield Income Fund	2,197,243	4,237,580
Low Duration Fund	8,488,187	74,808,819

Long-Term Capital Gains[1]
	June 30, 2026	December 31, 2025
Dynamic Income Fund	$—	$—
Flexible U.S. High Yield Income Fund	—	—
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

70

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2025, was as follows:

	Dynamic Income Fund	U.S. High Yield Fund	Low Duration Fund
Cost of Investments	$ 156,666,573	$68,575,264	$1,025,039,788
Gross tax unrealized appreciation	6,827,249	1,597,154	47,806,048
Gross tax unrealized depreciation	(543,036)	(192,335)	(5,542,320)
Net tax unrealized appreciation (depreciation)	6,284,213	1,404,819	42,263,728
Undistributed ordinary income (loss)	2,578,923	—	2,488,187
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	2,578,923	—	2,488,187
Other distributable (accumulated) gains (losses)	(33,298,752)	(3,435,436)	(62,268,803)
Total distributable (accumulated) earningst (losses)	$(24,435,616)	$(2,030,617)	$(17,516,888)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Dynamic Income Fund, Flexible U.S. High Yield Income Fund, and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2026, are as follows:

Dynamic Income Fund
Maximum available credit	$ 18,000,000
Largest amount outstanding on an individual day	771,000
Average daily loan outstanding when in use	681,000
Credit facility outstanding as of June 30, 2026	—
Average interest rate when in use	6.75%
Flexible U.S. High Yield Income Fund
Maximum available credit	$7,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2026	—
Average interest rate when in use	0.00%
Low Duration Fund
Maximum available credit	$ 80,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2026	—
Average interest rate when in use	0.00%

Interest expense for the six months ended June 30, 2026, is disclosed in the Statements of Operations, if applicable.

71

Muzinich Funds
Additional Information (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov., and the Funds’ website at www.muzinichusfunds.com/literature.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing Funds’ website at www.muzinichusfunds.com/literature. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

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Muzinich Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the reporting period.

73

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	9/4/2026

* Print the name and title of each signing officer under his or her signature.